     As filed with the Securities and Exchange Commission on August 28, 2002

                                                   Registration No. 333-84023

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
--------------------------------------------------------------------------------


                         POST-EFFECTIVE AMENDMENT NO. 4

                                       TO

                             REGISTRATION STATEMENT
                                       ON

                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2

                    FARMERS VARIABLE LIFE SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                    FARMERS NEW WORLD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                               (Name of Depositor)

             3003 77th Avenue, S.E., Mercer Island, Washington 98040
--------------------------------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
--------------------------------------------------------------------------------
                                 (206) 232-8400

Name and Address of Agent for Service:         Copy to:

John R. Patton, FLMI, FLHC, CLU, ChFC          Mary Jane Wilson-Bilik, Esq.
Assistant Vice President and Secretary         Sutherland Asbill & Brennan LLP
Farmers New World Life Insurance Company       1275 Pennsylvania Avenue, N.W.
3003 77th Avenue, S.E.                         Washington, D.C. 20004-2415
Mercer Island, Washington 98040

It is proposed that this filing will become effective:

[X] Immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] On ____________ pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] On ____________ pursuant to paragraph (a) of Rule 485

                                   ----------

                      Title of securities being registered:
         Units of interest in a separate account under flexible premium variable life insurance policies.

                              PROSPECTUS SUPPLEMENT
                              DATED AUGUST 28, 2002

                          SUPPLEMENT TO THE PROSPECTUS
                                DATED MAY 1, 2002
                   THE FARMERS VARIABLE UNIVERSAL LIFE POLICY
                A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

                                    ISSUED BY
                    FARMERS NEW WORLD LIFE INSURANCE COMPANY
                                   THROUGH THE
                    FARMERS VARIABLE LIFE SEPARATE ACCOUNT A

        The purpose of this supplement is to offer five new investment choices to owners of the Farmers Variable Universal Life Policy, and to inform owners of a change in name for one portfolio.

        PLEASE USE THIS SUPPLEMENT WITH YOUR FARMERS VARIABLE UNIVERSAL LIFE POLICY PROSPECTUS. READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP THEM TOGETHER FOR FUTURE REFERENCE.

        As of September 3, 2002, the following Strategic Asset Management Portfolios of the WM Variable Trust (the "WM SAM Portfolios") are available as new investment choices in the Farmers Variable Universal Life Policy:

            - WM SAM Balanced Portfolio (Class 2 Shares)

            - WM SAM Conservative Balanced Portfolio (Class 2 Shares)

            - WM SAM Conservative Growth Portfolio (Class 2 Shares)

            - WM SAM Flexible Income Portfolio (Class 2 Shares)

            - WM SAM Strategic Growth Portfolio (Class 2 Shares)

        You can allocate new premiums and transfer Contract Value into one or more subaccounts that invest in the WM SAM Portfolios. You can also include the WM SAM Portfolios in your instructions to us regarding the automatic asset rebalancing, dollar cost averaging and/or systematic withdrawal program by calling us at our Service Center at 1-877-376-8008. You may not participate in an asset allocation model during the period when you are invested in a WM SAM Portfolio.

        The date of prospectus for the Farmers Variable Universal Life Policy is revised to August 28, 2002, and the prospectus is amended as follows:

1.      THE FRONT COVER

The front cover is revised to include the following paragraph:

        This Policy has 36 funding choices - one fixed account (paying a guaranteed minimum fixed rate of interest) and 35 subaccounts. The subaccounts invest in the following 35 portfolios:

All other references to 31 investment options or 30 subaccounts or portfolios appearing elsewhere in the prospectus are amended to refer to 36 investment options or 35 subaccounts or portfolios.

The following information is added to the front cover and to page 5 under the heading "Variable Account":

             [ ]  WM  VARIABLE TRUST -- CLASS 2 SHARES
                  Strategic Asset Management Portfolios
                      WM SAM Balanced Portfolio
                      WM SAM Conservative Balanced Portfolio
                      WM SAM Conservative Growth Portfolio
                      WM SAM Flexible Income Portfolio
                      WM SAM Strategic Growth Portfolio

2.      THE PORTFOLIO EXPENSE TABLE

The following information is added to the "Annual Portfolio Expenses" table on pages 7 through 9:

------------------------------------------------------------------------------------------------
                                                                                      TOTAL
                                         MANAGEMENT   12B-1    SERVICE   OTHER        ANNUAL
NAME OF PORTFOLIO                           FEES      FEES*     FEES    EXPENSES     EXPENSES
------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)
Strategic Asset Management Portfolios
------------------------------------------------------------------------------------------------
WM SAM Balanced Portfolio**                 0.10%       0.25%    0.00%      0.93%       1.28%
------------------------------------------------------------------------------------------------
WM SAM Conservative Balanced                0.10%       0.25%    0.00%      1.14%       1.49%
Portfolio**
------------------------------------------------------------------------------------------------
WM SAM Conservative Growth Portfolio**      0.10%       0.25%    0.00%      0.98%       1.33%
------------------------------------------------------------------------------------------------
WM SAM Flexible Income                      0.10%       0.25%    0.00%      0.90%       1.25%
Portfolio**
------------------------------------------------------------------------------------------------
WM SAM Strategic Growth Portfolio**         0.10%       0.25%    0.00%      1.07%       1.42%
------------------------------------------------------------------------------------------------

* 12b-1 fees represent servicing fees that are paid to Farmers for certain administrative and account maintenance services provided by Farmers to Policy owners investing in these portfolios.

** Each WM SAM Portfolio is an asset-allocation "fund of funds" that typically allocates its assets, within predetermined percentage ranges, among certain Funds of the WM Variable Trust and the WM High Yield Fund (the "Funds"). Each Portfolio has its own set of operating expenses, as does each of the Funds in which it invests.

        The Fee Table above shows estimated combined annual expenses for each WM SAM Portfolio and the Funds in which the Portfolio may invest. The estimates assume a constant allocation by each Portfolio of its assets among the Funds identical to the actual allocation of the Portfolio at December 31, 2001. A Portfolio's actual expenses may be higher as a result of changes in the allocation of the Portfolio's assets among the Funds, the expenses of the Funds, and/or the Portfolio's expenses.

3.      INVESTMENT OBJECTIVES OF THE WM SAM PORTFOLIOS

The following information is added to page 17 under the heading "Investment Objectives of the Portfolios":

--------------------------------------------------------------------------------
PORTFOLIO                      INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
--------------------------------------------------------------------------------
WM SAM BALANCED PORTFOLIO      Seeks to provide as high a level of total return
(CLASS 2 SHARES)               (consisting of reinvested income and capital
                               appreciation) as is consistent with reasonable
                               risk.  Investment adviser is WM Advisors, Inc.
--------------------------------------------------------------------------------
WM SAM CONSERVATIVE            Seeks to provide a high level of total return
BALANCED PORTFOLIO             (consisting of reinvestment income and capital
(CLASS 2 SHARES)               appreciation), consistent with a  moderate degree
                               of principal risk. Investment adviser is WM
                               Advisors, Inc.
--------------------------------------------------------------------------------
WM SAM CONSERVATIVE            Seeks to provide long-term capital appreciation.
GROWTH PORTFOLIO               Investment adviser is WM Advisors, Inc.
(CLASS 2 SHARES)
--------------------------------------------------------------------------------
WM SAM FLEXIBLE INCOME         Seeks to provide a high level of total return
PORTFOLIO                      (consisting of reinvestment income with some
(CLASS 2 SHARES)               capital appreciation). Investment adviser is WM
                               Advisors, Inc.
--------------------------------------------------------------------------------
WM SAM STRATEGIC GROWTH        Seeks to provide long-term capital appreciation.
PORTFOLIO                      Investment adviser is WM Advisors, Inc.
(CLASS 2 SHARES)
--------------------------------------------------------------------------------

4.      CHANGE IN NAME FOR THE SCUDDER HIGH YIELD PORTFOLIO

On or about October 7, 2002, all references in the prospectus to the "Scudder High Yield Portfolio" will be changed to the "Scudder High Income Portfolio." For more information, see the supplement to the prospectus for the Scudder High Yield Portfolio.

5.      PARTIAL WITHDRAWALS

The third full paragraph on page 37 under the heading "Partial Withdrawals" is deleted and replaced with the following:

In addition, if you make a partial withdrawal during the first 14 years from the issue date and you have elected the level death benefit (Option B), we may deduct a surrender charge from your Contract Value. The surrender charge on a withdrawal is equal to the appropriate surrender charge factor from the table in Appendix B, multiplied by the number of thousands by which the principal sum on the issue date is reduced by the withdrawal, minus any reductions in the original principal sum for which we have already imposed a surrender charge.

6.      ASSET ALLOCATION MODELS

The following information is added to page 38 under the heading "Asset Allocation Models":

        You may not participate in an asset allocation model during the period when you are invested in a WM SAM Portfolio.

7.      FINANCIAL STATEMENTS

The following information is added to page 51 under the heading "Financial Statements" :

        The unaudited financial statements of Farmers New World Life Insurance Company from the periods December 31, 2001 to June 30, 2002 and December 31, 2000 to June 30, 2001 are contained in the supplement dated August 27, 2002.

        In addition, the unaudited financial statements for the Farmers Variable Life Separate Account A from the periods December 31, 2001 to June 30, 2002 and December 31, 2000 to June 30, 2001 are contained therein.

8.      SALE OF THE POLICIES

On page 51 under the heading "Sale of the Policies", Paul M. Hopkins is added to the list of directors of FFS, replacing John H. Lynch.

9.      FARMERS' EXECUTIVE OFFICERS AND DIRECTORS

The table on page 51 under the heading "Board of Directors" is deleted and replaced with the following:

-------------------------------------------------------------------------------------------------
                                 Positions With
      Name and Address              Farmers              Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------
Jerry J. Carnahan              Board Director and      Board Director, Farmers since 7/02;
4680 Wilshire Boulevard        Chief Marketing         Chief Marketing Officer, Farmers since
Los Angeles, CA                Officer                 5/02; President, Personal Lines, Farmers
                                                       from 7/01 to 5/02; Vice President,
                                                       Executive Director of California, Farmers
                                                       from 6/99 to 7/01; Vice President of Sales,
                                                       Farmers from 9/98 to 6/99; Nevada State
                                                       Executive Director, Farmers from 5/96 to
                                                       9/98.
-------------------------------------------------------------------------------------------------
Martin D. Feinstein            Board Director and      Chairman of the Board, Farmers Group
4680 Wilshire Boulevard        Chairman of the Board   Inc. since 11/97; President, Chief
Los Angeles, CA                                        Executive Officer, Farmers Group Inc.
                                                       since 1/95; Board Director, Farmers
                                                       Group Inc. since 2/95; Board Director,
                                                       Farmers since 5/02; Chairman of the
                                                       Board, Farmers since 7/02.
-------------------------------------------------------------------------------------------------
Paul N. Hopkins                Board Director          Senior Vice President, Farmers Group
4680 Wilshire Boulevard                                Inc. since 1998; Chief Marketing
Los Angeles, CA                                        Officer, Farmers Group Inc. from 1998 to
                                                       5/02; Senior Vice President, Agencies
                                                       for Farmers Group Inc. from 1997-1998;
                                                       Board Director, Farmers since 5/02.
-------------------------------------------------------------------------------------------------
Michael W. Keller              Board Director and      Board Director, Farmers since 7/00; Vice
3003 - 77th Ave., S.E.         Vice President          President, Principal Financial Group
Mercer Island, WA                                      from 3/95 to 7/00; Vice President - Life
                                                       Marketing, Farmers since 7/00.
-------------------------------------------------------------------------------------------------
Ryan R. Larson                 Board Director, Vice    Board Director, Farmers since 5/02; Vice
3003 - 77th Ave., S.E.         President and Actuary   President, Actuary, Farmers since 4/02;
Mercer Island, WA                                      Chief Product Actuary, Northern Life
                                                       Insurance Co. from 3/98 to 3/02; Vice
                                                       President, American Express Financial
                                                       Advisors from 1972 to 1/98.
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                 Positions With
      Name and Address              Farmers              Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------
                               Board Director,         President, Chief Executive Officer,
C. Paul Patsis                 President and Chief     Board Director, Farmers since 5/98;
3003 - 77th Ave., S.E.         Executive Officer       Chairman of the Board, Farmers from 5/98
Mercer Island, WA                                      to 7/02; Vice President, Board Director,
                                                       Farmers Financial Solutions since 9/00;
                                                       President, Marketing One from 1989 to 5/98.
-------------------------------------------------------------------------------------------------
James I. Randolph              Board Director, Vice    Board Director, Farmers since 4/00; Vice
3003 - 77th Ave., S.E.         President and           President Insurance Operations,
Mercer Island, WA              Assistant Secretary     Assistant Secretary, Farmers since 9/91.
-------------------------------------------------------------------------------------------------
Gary R. Severson               Board Director          Chairman, Laird Norton Trust since 1997;
801 2nd Ave.,                                          Board Director, Farmers since 7/02.
Seattle, WA
-------------------------------------------------------------------------------------------------
Richard M. Shriver             Board Director          Board Director, Farmers since 7/02;
3003 - 77th Ave., S.E.                                 Washington State Executive Director,
Mercer Island, WA                                      Farmers since 1/01; Market Manager,
                                                       Farmers from 9/00 to 1/01; California Sales
                                                       Manager, Farmers from 10/99 to 9/00;
                                                       Division Manager, Farmers from 10/94 to
                                                       10/99.
-------------------------------------------------------------------------------------------------
John F. Sullivan, Jr.          Board Director          Board Director, Farmers since 7/02;
1201 3rd Ave., #3390                                   retired President, G. J. Sullivan
Seattle, WA                                            Company since 1995.
-------------------------------------------------------------------------------------------------


The following information is added to the table on page 52 under the heading "Senior Officers":

-------------------------------------------------------------------------------------------------
                                 Positions With
      Name and Address              Farmers              Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------

David A. Demmon                Assistant Treasurer     Board Director, Farmers from 4/00 to
3003 - 77th Ave., S.E.                                 7/02; Assistant Vice President and
Mercer Island, WA                                      Treasurer, Farmers from 1992 to 7/02;
                                                       Assistant Treasurer, Farmers since 7/02.
-------------------------------------------------------------------------------------------------


10.     ILLUSTRATIONS

The third and fourth sentences of the first paragraph; the second and fifth sentences of the second paragraph; and the fourth and ninth paragraphs under the heading "Illustrations" on page 53 are deleted and replaced with the following:

        The tables illustrate how Contract Values and Surrender Values, which reflect all applicable charges and deductions, and death benefits of the Policy at the illustrated issue ages would have varied over time if the return on the assets of the portfolios was a uniform, gross, after-tax, annual rate of 0%, 6% or 12%. The tables assume that an annual premium was paid on the first day of each Policy year and that there were never any Policy loans.

        The illustrations assume that the assets in the portfolios are subject to average annual portfolio expenses equal to 0.97571% of the average daily net assets (this does not include the mortality and expense risk charge). .... Without these waivers and reimbursements, total annual expenses for these portfolios would have been 0.56%, 1.09%, 1.69%, 1.22%, 0.91%, and 0.70% respectively, and the illustrations would have assumed that the assets in the portfolios were subject to average annual portfolio expenses of 1.00971%.

        Taking into consideration the assumed annual average portfolio expenses of 0.97571% and the 0.90% annual charge for mortality and expense risks, the gross annual rates of return of 0%, 6% and 12% correspond to approximate net annual rates of return of -1.86%, 4.09% and 10.03%.

        The illustrated death benefits in the illustrations that use the level death benefit option (Option B) increase in certain years, reflecting current Internal Revenue Code Requirements.

The illustrations on pages 55 and 56 are deleted and replaced with the following:

                 Flexible Premium Variable Life Insurance Policy
       Male Standard Non-Nicotine, Annual Premium of $1,000, Issue Age 35
                         $100,000 Initial Death Benefit
                         (Option B Level Death Benefit)
           Hypothetical Values Based on Current Cost of Insurance and
                         Current Administration Charge

-----------------------------------------------------------------------------------------------------------------------
                       0% Hypothetical Gross            6% Hypothetical Gross             12% Hypothetical Gross
                         Investment Return                Investment Return                Investment Return
-----------------------------------------------------------------------------------------------------------------------
           Premiums
          Paid Plus
  Policy  Interest    Contract  Surrender    Death     Contract   Surrender   Death     Contract    Surrender  Death
  Year      at 5%***   Value     Value      Benefit     Value      Value     Benefit     Value       Value    Benefit
-----------------------------------------------------------------------------------------------------------------------
      1      1,050        723         30    100,000        773         80    100,000        824        131    100,000
      2      2,153      1,428        660    100,000      1,573        805    100,000      1,725        957    100,000
      3      3,310      2,110      1,267    100,000      2,396      1,553    100,000      2,707      1,864    100,000
      4      4,526      2,769      1,851    100,000      3,242      2,324    100,000      3,777      2,859    100,000
      5      5,802      3,405      2,412    100,000      4,113      3,120    100,000      4,944      3,951    100,000
      6      7,142      4,014      3,053    100,000      5,003      4,042    100,000      6,214      5,253    100,000
      7      8,549      4,596      3,682    100,000      5,915      5,001    100,000      7,597      6,683    100,000
      8     10,027      5,151      4,298    100,000      6,849      5,996    100,000      9,104      8,251    100,000
      9     11,578      5,681      4,905    100,000      7,807      7,031    100,000     10,751      9,975    100,000
     10     13,207      6,202      5,518    100,000      8,806      8,122    100,000     12,567     11,883    100,000
     11     14,917      6,713      6,136    100,000      9,849      9,272    100,000     14,570     13,993    100,000
     12     16,713      7,218      6,763    100,000     10,937     10,482    100,000     16,781     16,326    100,000
     13     18,599      7,714      7,395    100,000     12,073     11,754    100,000     19,221     18,902    100,000
     14     20,579      8,202      8,035    100,000     13,259     13,092    100,000     21,912     21,745    100,000
     15     22,657      8,683      8,683    100,000     14,497     14,497    100,000     24,883     24,883    100,000
     16     24,840      9,155      9,155    100,000     15,789     15,789    100,000     28,160     28,160    100,000
     17     27,132      9,621      9,621    100,000     17,138     17,138    100,000     31,777     31,777    100,000
     18     29,539     10,079     10,079    100,000     18,545     18,545    100,000     35,768     35,768    100,000
     19     32,066     10,530     10,530    100,000     20,015     20,015    100,000     40,172     40,172    100,000
     20     34,719     10,974     10,974    100,000     21,549     21,549    100,000     45,031     45,031    100,000

     25     50,113     10,857     10,857    100,000     28,139     28,139    100,000     76,686     76,686    102,759
     30     69,761      8,519      8,519    100,000     34,584     34,584    100,000    127,665    127,665    155,751
     35     94,836      2,187      2,187    100,000     39,902     39,902    100,000    207,972    207,972    241,247
     40    126,840          0          0          0     42,280     42,280    100,000    335,096    335,096    358,552
     45    167,685          0          0          0     37,293     37,293    100,000    538,483    538,483    565,408
-----------------------------------------------------------------------------------------------------------------------


                 Flexible Premium Variable Life Insurance Policy
       Male Standard Non-Nicotine, Annual Premium of $1,000, Issue Age 35
                         $100,000 Initial Death Benefit
                         (Option B Level Death Benefit)
           Hypothetical Values Based on Maximum Cost of Insurance and
                          Maximum Administration Charge

----------------------------------------------------------------------------------------------------------------------
                               0% Hypothetical Gross       6% Hypothetical Gross         12% Hypothetical Gross
                                 Investment Return           Investment Return               Investment Return
----------------------------------------------------------------------------------------------------------------------
          Premiums
          Paid Plus
Policy     Interest   Contract   Surrender   Death     Contract  Surrender    Death     Contract   Surrender   Death
 Year      at 5%***     Value      Value     Benefit    Value      Value      Benefit     Value      Value    Benefit
----------------------------------------------------------------------------------------------------------------------
      1      1,050        683          0    100,000        732         39    100,000        781         88    100,000
      2      2,153      1,345        577    100,000      1,485        717    100,000      1,632        864    100,000
      3      3,310      1,985      1,142    100,000      2,259      1,416    100,000      2,558      1,715    100,000
      4      4,526      2,601      1,683    100,000      3,054      2,136    100,000      3,565      2,647    100,000
      5      5,802      3,194      2,201    100,000      3,869      2,876    100,000      4,662      3,669    100,000
      6      7,142      3,762      2,801    100,000      4,702      3,741    100,000      5,855      4,894    100,000
      7      8,549      4,303      3,389    100,000      5,555      4,641    100,000      7,153      6,239    100,000
      8     10,027      4,817      3,964    100,000      6,426      5,573    100,000      8,567      7,714    100,000
      9     11,578      5,304      4,528    100,000      7,316      6,540    100,000     10,107      9,331    100,000
     10     13,207      5,761      5,077    100,000      8,223      7,539    100,000     11,785     11,101    100,000
     11     14,917      6,188      5,611    100,000      9,146      8,569    100,000     13,613     13,036    100,000
     12     16,713      6,582      6,127    100,000     10,085      9,630    100,000     15,607     15,152    100,000
     13     18,599      6,943      6,624    100,000     11,038     10,719    100,000     17,783     17,464    100,000
     14     20,579      7,269      7,102    100,000     12,005     11,838    100,000     20,158     19,991    100,000
     15     22,657      7,557      7,557    100,000     12,983     12,983    100,000     22,754     22,754    100,000
     16     24,840      7,803      7,803    100,000     13,971     13,971    100,000     25,592     25,592    100,000
     17     27,132      8,004      8,004    100,000     14,963     14,963    100,000     28,694     28,694    100,000
     18     29,539      8,154      8,154    100,000     15,955     15,955    100,000     32,087     32,087    100,000
     19     32,066      8,245      8,245    100,000     16,941     16,941    100,000     35,800     35,800    100,000
     20     34,719      8,273      8,273    100,000     17,917     17,917    100,000     39,869     39,869    100,000

     25     50,113      7,249      7,249    100,000     22,446     22,446    100,000     67,184     67,184    100,000
     30     69,761      3,314      3,314    100,000     25,549     25,549    100,000    111,730    111,730    136,310
     35     94,836          0          0          0     25,058     25,058    100,000    181,670    181,670    210,737
     40    126,840          0          0          0     16,071     16,071    100,000    291,866    291,866    312,296
     45    167,685          0          0          0          0          0          0    467,821    467,821    491,212
----------------------------------------------------------------------------------------------------------------------

                 Flexible Premium Variable Life Insurance Policy
           Male Nicotine User, Annual Premium of $10,000, Issue Age 65
                         $100,000 Initial Death Benefit
                        (Option A Variable Death Benefit)
           Hypothetical Values Based on Current Cost of Insurance and
                         Current Administration Charge

----------------------------------------------------------------------------------------------------------------------
                  0% Hypothetical Gross       6% Hypothetical Gross     12% Hypothetical Gross
                    Investment Return           Investment Return          Investment Return
----------------------------------------------------------------------------------------------------------------------
         Premiums
         Paid Plus
 Policy  Interest    Contract   Surrender   Death     Contract   Surrender   Death     Contract   Surrender    Death
  Year    at 5%***     Value      Value     Benefit      Value     Value    Benefit      Value      Value     Benefit
----------------------------------------------------------------------------------------------------------------------
      1     10,500      5,833      3,458    105,833      6,289      3,914    106,289      6,747      4,372    106,747
      2     21,525     11,547      8,422    111,547     12,824      9,699    112,824     14,160     11,035    114,160
      3     33,101     17,156     13,281    117,156     19,627     15,752    119,627     22,317     18,442    122,317
      4     45,256     21,474     16,849    121,474     25,483     20,858    125,483     30,029     25,404    130,029
      5     58,019     25,427     20,052    125,427     31,285     25,910    131,285     38,213     32,838    138,213
      6     71,420     29,265     23,752    129,265     37,281     31,768    137,281     47,174     41,661    147,174
      7     85,491     32,985     27,485    132,985     43,474     37,974    143,474     56,985     51,485    156,985
      8    100,266     36,581     31,243    136,581     49,864     44,526    149,864     67,722     62,384    167,722
      9    115,779     40,046     35,021    140,046     56,448     51,423    156,448     79,467     74,442    179,467
     10    132,068     43,369     38,806    143,369     63,221     58,658    163,221     92,308     87,745    192,308
     11    149,171     46,539     42,589    146,539     70,177     66,227    170,177    106,341    102,391    206,341
     12    167,130     49,538     46,350    149,538     77,301     74,113    177,301    121,662    118,474    221,662
     13    185,986     52,340     50,065    152,340     84,572     82,297    184,572    138,371    136,096    238,371
     14    205,786     54,913     53,700    154,913     91,957     90,744    191,957    156,568    155,355    256,568
     15    226,575     57,208     57,208    157,208     99,406     99,406    199,406    176,346    176,346    276,346
     16    248,404     53,153     53,153    153,153    100,646    100,646    200,646    191,394    191,394    291,394
     17    271,324     48,260     48,260    148,260    100,995    100,995    200,995    206,981    206,981    306,981
     18    295,390     42,446     42,446    142,446    100,314    100,314    200,314    223,056    223,056    323,056
     19    320,660     35,648     35,648    135,648     98,477     98,477    198,477    239,580    239,580    339,580
     20    347,193     27,837     27,837    127,837     95,389     95,389    195,389    256,550    256,550    356,550

     25    501,135          0          0          0     68,162     68,162    168,162    359,968    359,968    459,968
     30    697,608          0          0          0      9,101      9,101    109,101    496,841    496,841    596,841
     35    948,363          0          0          0          0          0          0    644,957    644,957    744,957
----------------------------------------------------------------------------------------------------------------------

                 Flexible Premium Variable Life Insurance Policy
       Male Standard Non-Nicotine, Annual Premium of $10,000, Issue Age 65
                         $100,000 Initial Death Benefit
                        (Option A Variable Death Benefit)
           Hypothetical Values Based on Maximum Cost of Insurance and
                         Maximum Administration Charge

---------------------------------------------------------------------------------------------------------------------
                             0% Hypothetical Gross          6% Hypothetical Gross         12% Hypothetical Gross
                             Investment Return                 Investment Return             Investment Return
---------------------------------------------------------------------------------------------------------------------
         Premiums
         Paid Plus
Policy   Interest    Contract    Surrender   Death     Contract   Surrender  Death     Contract    Surrender   Death
 Year     at 5%***     Value       Value    Benefit      Value     Value     Benefit     Value      Value     Benefit
---------------------------------------------------------------------------------------------------------------------
      1     10,500      5,636      3,261    105,636      6,086      3,711    106,086      6,537      4,162    106,537
      2     21,525     10,842      7,717    110,842     12,084      8,959    112,084     13,384     10,259    113,384
      3     33,101     15,601     11,726    115,601     17,966     14,091    117,966     20,546     16,671    120,546
      4     45,256     19,912     15,287    119,912     23,718     19,093    123,718     28,043     23,418    128,043
      5     58,019     23,753     18,378    123,753     29,301     23,926    129,301     35,876     30,501    135,876
      6     71,420     27,090     21,577    127,090     34,667     29,154    134,667     44,037     38,524    144,037
      7     85,491     29,881     24,381    129,881     39,752     34,252    139,752     52,501     47,001    152,501
      8    100,266     32,073     26,735    132,073     44,480     39,142    144,480     61,231     55,893    161,231
      9    115,779     33,617     28,592    133,617     48,775     43,750    148,775     70,192     65,167    170,192
     10    132,068     34,467     29,904    134,467     52,558     47,995    152,558     79,344     74,781    179,344
     11    149,171     34,592     30,642    134,592     55,763     51,813    155,763     88,658     84,708    188,658
     12    167,130     33,987     30,799    133,987     58,349     55,161    158,349     98,133     94,945    198,133
     13    185,986     32,665     30,390    132,665     60,287     58,012    160,287    107,784    105,509    207,784
     14    205,786     30,630     29,417    130,630     61,545     60,332    161,545    117,618    116,405    217,618
     15    226,575     27,863     27,863    127,863     62,058     62,058    162,058    127,619    127,619    227,619
     16    248,404     24,317     24,317    124,317     61,735     61,735    161,735    137,741    137,741    237,741
     17    271,324     19,924     19,924    119,924     60,457     60,457    160,457    147,906    147,906    247,906
     18    295,390     14,602     14,602    114,602     58,082     58,082    158,082    158,015    158,015    258,015
     19    320,660      8,285      8,285    108,285     54,482     54,482    154,482    167,975    167,975    267,975
     20    347,193        948        948    100,948     49,558     49,558    149,558    177,723    177,723    277,723

     25    501,135          0          0          0      3,519      3,519    103,519    222,842    222,842    322,842
     30    697,608          0          0          0          0          0          0    252,102    252,102    352,102
     35    948,363          0          0          0          0          0          0     97,932     97,932    197,932
---------------------------------------------------------------------------------------------------------------------

11.     APPENDIX C - FINANCIAL STATEMENTS

The following financial statements are added to Appendix C:

          [ ] Unaudited financial statements of Farmers New World Life
              Insurance Company for the periods December 31, 2001 to June 30, 2002 and December 31, 2000 to June 30, 2001

          [ ] Unaudited financial statements for the Farmers Variable Life
              Separate Account A from the periods December 31, 2001 to June 30, 2002 and December 31, 2000 to June 30, 2001

FARMERS NEW WORLD LIFE INSURANCE
COMPANY

(WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND JUNE 30, 2001
(UNAUDITED)

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
BALANCE SHEETS
(DOLLARS IN THOUSANDS)
(UNAUDITED)

                                                                           JUNE        DECEMBER
                                                                           2002          2001
                                                                        ----------    ----------
ASSETS
Investments:
   Bonds, classified as available-for-sale, at fair value               $4,269,465    $3,994,357
   Redeemable preferred stocks, classified as available-for-sale,
        at fair value                                                       17,603        21,307
   Nonredeemable preferred stocks, classified as available-for-sale,
        at fair value (cost:  $10,346 and $11,128)                          10,501        12,245
   Common stocks, classified as available-for-sale, at fair value
        (cost: $185,787 and $272,339)                                      172,199       262,927
   Mortgage loans on real estate, net of accumulated depreciation
        and allowance for losses                                            18,994        28,901
   Investment real estate, net of allowance for losses                      79,027        80,814
   Surplus notes and certificates of contribution of the P&C Group         490,500       490,500
   Policy loans                                                            237,012       232,287
   Joint ventures                                                            3,159         3,624
   S&P 500 call options, at fair value (cost:  $37,519 and $36,453)          4,621        12,690
   Notes receivable                                                         12,435        12,435
                                                                        ----------    ----------
            Total investments                                            5,315,516     5,152,087

Cash and cash equivalents                                                  151,890       168,526
Accrued investment income                                                   65,982        59,660
Other receivables                                                          194,144       195,490
Deferred policy acquisition costs                                          579,729       561,248
Value of business acquired                                                 265,404       274,531
Property and equipment, net of accumulated depreciation
        of $19,231 and $17,466                                              22,275        22,477
Securities lending collateral                                              230,084        12,925
Other assets                                                                 4,058         6,786
Separate accounts                                                           75,458        53,074
                                                                        ----------    ----------
            Total                                                       $6,904,540    $6,506,804
                                                                        ==========    ==========

              The accompanying notes are an integral part of these
                         interim financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
BALANCE SHEETS, CONTINUED
(DOLLARS IN THOUSANDS)
(UNAUDITED)

                                                                                 JUNE        DECEMBER
                                                                                 2002          2001
                                                                              ----------    ----------
LIABILITIES AND STOCKHOLDER'S EQUITY
Policy liabilities and accruals:
    Future policy benefits                                                    $4,013,709    $3,858,012
    Policy claims                                                                 40,795        38,076

            Total policy liabilities and accruals                              4,054,504     3,896,088

Other policyholder funds and dividends                                           303,302       264,458

Accrued expenses and other liabilities:

    Securities lending liability                                                 230,084        12,925
    Death benefit liability                                                       65,379        60,980
    Other liabilities                                                            198,105       188,739
    Separate accounts                                                             75,458        53,074
                                                                              ----------    ----------
            Total accrued expenses and other liabilities                         569,026       315,718
                                                                              ----------    ----------

Income taxes:
    Current                                                                       19,716            --
    Deferred                                                                     107,348       112,541
                                                                              ----------    ----------
            Total income taxes                                                   127,064       112,541
                                                                              ----------    ----------
            Total liabilities                                                  5,053,896     4,588,805
                                                                              ----------    ----------

Commitments and contingencies

Stockholder's equity:
    Common stock,  $1 par value -Authorized, 25,000,000 shares; issued and
       outstanding 6,600,000 shares                                                6,600         6,600
    Additional paid-in capital                                                   994,246       994,246
    Accumulated other comprehensive income (loss), net of deferred tax
       benefit (expense) of ($22,162) and ($22,882)                               41,158        42,496
    Retained earnings                                                            808,640       874,657
                                                                              ----------    ----------
            Total stockholder's equity                                         1,850,644     1,917,999
                                                                              ----------    ----------
            Total liabilities and stockholder's equity                        $6,904,540    $6,506,804
                                                                              ==========    ==========

              The accompanying notes are an integral part of these
                         interim financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF INCOME
FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND 2001
(DOLLARS IN THOUSANDS)
(UNAUDITED)

                                                              2002           2001
                                                            ---------     ---------
Revenues:
    Net premiums earned                                     $ 125,452     $ 133,005
    Universal life and annuity policy charges                 111,234       108,715
    Net investment income                                     168,665       168,777
    Net realized investment gains (losses)                    (11,712)       25,399
    Impairment losses on investments                          (20,139)       (8,295)
    Other income                                                  278           319
                                                            ---------     ---------
          Total revenue                                       373,778       427,920

Benefits and expenses:
    Death and other benefits                                   84,319        81,061
    Future policy benefits                                     49,026        55,223
    Interest credited to policyholders                         90,786        87,767
    Underwriting, acquisitions and insurance expenses:
       Amortization of deferred policy acquisition costs       37,711        38,282
       Amortization of value of business acquired               8,994        12,017
       Net commissions                                         (3,034)         (268)
       General insurance expenses and taxes                    30,307        27,798
                                                            ---------     ---------
          Total benefits and expenses                         298,109       301,880
                                                            ---------     ---------
          Income before provision for income taxes             75,669       126,040
                                                            ---------     ---------

Provision (benefit) for income taxes :
    Current                                                    31,157        53,113
    Deferred                                                   (4,472)      (13,821)
                                                            ---------     ---------
          Total provisions for income taxes                    26,685        39,292
                                                            ---------     ---------
          Net income                                        $  48,984     $  86,748
                                                            =========     =========

              The accompanying notes are an integral part of these
                         interim financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF COMPREHENSIVE INCOME
FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND 2001
(DOLLARS IN THOUSANDS)
(UNAUDITED)

                                                                                 2002         2001
                                                                               --------     --------
Net income                                                                     $ 48,983     $ 86,748
                                                                               --------     --------

Other comprehensive income, net of tax:
    Unrealized holding gains (losses) on securities:

       Unrealized holding gains (losses) on securities, net of tax
          provision (benefit) of $(11,697) and $15,775                          (21,723)      29,295

       Reclassification adjustment for (gains) losses included in net income, net of tax provision (benefit) of $(11,211)
          and $5,893                                                             20,820      (10,944)
                                                                               --------     --------

            Net unrealized holding gains (losses) on securities, net of tax        (903)      18,351
               provision (benefit) of $(486) and $9,881

    Effect of the change in net unrealized gains and losses on other insurance accounts, net of tax provision (benefit) of ($234)
       and ($4,196)                                                                (435)      (7,792)
                                                                               --------     --------
            Other comprehensive income (loss)                                    (1,338)      10,559
                                                                               --------     --------
            Comprehensive income                                               $ 47,645     $ 97,307
                                                                               ========     ========

              The accompanying notes are an integral part of these
                         interim financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND 2001
(DOLLARS IN THOUSANDS)
(UNAUDITED)

                                                                                      ACCUMULATED
                                                                        ADDITIONAL      OTHER                            TOTAL
                                                             COMMON      PAID-IN      COMPREHENSIVE    RETAINED      STOCKHOLDER'S
                                                             STOCK       CAPITAL     INCOME (LOSS)     EARNINGS          EQUITY
                                                            --------    ---------    --------------  -----------     --------------
BALANCE, DECEMBER 31, 2000                                  $  6,600    $ 994,246    $   (12,486)    $   870,502     $ 1,858,862

Net income                                                                                                86,748          86,748

Unrealized gains on available-for-sale investments
   arising during the period, net of tax of $15,775                                       29,295                          29,295

Reclassification adjustment for gains included in
   net income, net of tax of $5,893                                                      (10,944)                        (10,944)

Change in effect of unrealized losses on other
   insurance accounts, net of tax of $(4,196)                                             (7,792)                         (7,792)

Dividends paid                                                                                          (112,000)       (112,000)
                                                            --------    ---------    -----------     -----------     -----------

BALANCE, JUNE 30, 2001                                         6,600      994,246         (1,927)        845,250       1,844,169

BALANCE, DECEMBER 31, 2001                                     6,600      994,246         42,496         874,657       1,917,999

Net income                                                                                                48,983          48,983

Unrealized gains on available-for-sale investments
   arising during the period, net of tax of $(11,697)                                    (21,723)                        (21,723)


Reclassification adjustment for gains included in net
   income, net of tax of ($11,211)                                                        20,820                          20,820

Change in effect of unrealized losses on other insurance
   accounts, net of tax of ($234)                                                           (435)                           (435)

Dividends paid                                                                                          (115,000)       (115,000)
                                                            --------    ---------    -----------     -----------     -----------
BALANCE, JUNE 30, 2002                                      $  6,600    $ 994,246    $    41,158     $   808,640     $ 1,850,644
                                                            ========    =========    ===========     ===========     ===========

              The accompanying notes are an integral part of these
                         interim financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CASH FLOWS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND 2001
(DOLLARS IN THOUSANDS)
(UNAUDITED)

                                                                                        2002          2001
                                                                                      ---------    ---------
Net income                                                                            $  48,983    $  86,748
Adjustments to reconcile net income to net cash provided by
    operating activities:
        Interest credited to universal life and investment-type contracts                71,952       66,597
        Realized investment losses (gains)                                               11,712      (25,399)
        Impairment losses on investments                                                 20,139        8,295
        Amortization of deferred policy acquisition costs and VOBA                       46,705       50,299
        Amortization of bond and mortgage-backed security discount and premium, net       5,474        1,036
        Capitalization of deferred policy acquisition costs and VOBA, net               (56,728)     (56,360)
        Deferred income tax expense (benefit)                                            (4,472)     (13,821)
        Depreciation                                                                      3,155        2,734
        Cash provided by (used in) changes in operating assets
           and liabilities
              Federal income taxes payable                                               19,716        7,313
              Life insurance policy liabilities                                          73,789       83,699
              Other policyholder funds                                                   38,844       47,766
              Other                                                                      11,975      (23,017)
                                                                                      ---------    ---------
                 Net cash provided by operating activities                              291,244      235,890
                                                                                      ---------    ---------

CASH FLOWS FROM INVESTING ACTIVITIES:
    Purchase of bonds and stocks available for sale                                    (835,745)    (879,368)
    Proceeds from sales or maturities of bonds and stocks available for sale            618,252      766,675
    Mortgage loan collections                                                             9,907        3,829
    Purchase of investment real estate                                                     (550)      (1,131)
    Proceeds from sale of investment real estate                                            785        2,522
    Increase in policy loans, net                                                        (4,725)      (8,160)
    Purchase of capital assets                                                           (1,547)      (2,971)
    Purchase  and issuance of surplus notes, certificates of contribution and
        promissory notes of the P&C Group                                                     0       (3,003)
    Purchase of options                                                                  (1,065)      (6,875)
    Proceeds from sales or maturities of options                                              0            0
    Other                                                                                   295         (987)
                                                                                      ---------    ---------
                 Net cash used in investing activities                                 (214,393)    (129,469)
                                                                                      ---------    ---------

              The accompanying notes are an integral part of these
                         interim financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CASH FLOWS, CONTINUED
FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND 2001
(DOLLARS IN THOUSANDS)
(UNAUDITED)

                                                                               2002         2001
                                                                             ---------    ---------
CASH FLOWS FROM FINANCING ACTIVITIES:
    Cash dividends                                                            (115,000)    (112,000)
    Universal life and investment-type contract deposits                       254,105      431,704
    Universal life and investment-type contract withdrawals and maturities    (232,592)    (453,114)
                                                                             ---------    ---------

                 Net cash used in financing activities                         (93,487)    (133,410)
                                                                             ---------    ---------

                 Decrease in cash and cash equivalents                         (16,636)     (26,989)

Cash and cash equivalents:
    Beginning of year                                                          168,526       64,484
                                                                             ---------    ---------
    End of year                                                              $ 151,890    $  37,495
                                                                             =========    =========

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
    Cash paid during the year
        Income taxes                                                         $  10,582    $  48,149
        Interest                                                                     0            0


              The accompanying notes are an integral part of these
                         interim financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO THE INTERIM FINANCIAL STATEMENTS (UNAUDITED)

1. THE COMPANY

The accompanying financial statements include the accounts of Farmers New World Life Insurance Company (the Company), a wholly-owned subsidiary of Farmers Group, Inc. (FGI), whose ultimate parent is Zurich Financial Services Group. FGI, a management services insurance holding company, is attorney-in-fact for three inter-insurance exchanges and their subsidiaries (the Exchanges or the P&C Group) and owns a reinsurance company, Farmers Re.

2. SIGNIFICANT ACCOUNTING POLICIES

Revenues attributable to traditional life insurance products, such as whole life or term life contracts, as well as structured settlements with life contingencies are classified as premiums as they become due. Future benefits are associated with such premiums (through increases in liabilities for future policy benefits), and prior period capitalized costs are amortized (through amortization of DAC) so that profits are generally recognized over the same period as revenue income. Revenues attributable to universal life, variable universal life and variable annuity products consist of policy charges for the cost of insurance, policy administration charges, surrender charges and investment income on assets allocated to support policyholder account balances on deposit. Revenues for deferred annuity products consist of surrender charges and investment income on assets allocated to support policyholder account balances. Expenses on universal life and annuity products as well as on variable products include interest credited to policyholders on policy balances as well as benefit claims incurred in excess of policy account balances. Revenues attributable to structured settlement without life contingencies consist of investment income on assets allocated to support the policyholder benefits schedule and expenses consist of interest credited to policyholders on policy balances.

The interim financial statements for the six month periods are unaudited. In the opinion of management, these unaudited financial statements include all adjustments (consisting only of normal recurring accruals) necessary for a fair presentation of the balance sheets and the statements of income in accordance with generally accepted accounting principles. These unaudited financial statements should be read in conjunction with the audited financial statements for the year ended December 31, 2001. The nature of the Company's business is such that the results of any interim period are not necessarily indicative of results for a full year.

The preparation of the Company's financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

FARMERS VARIABLE LIFE SEPARATE
ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND JUNE 30, 2001
(UNAUDITED)

FARMERS VARIABLE LIFE SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
(UNAUDITED)



                                                                             SOCIAL                                SOCIALLY
                                                                            SMALL CAP    QUALITY                  RESPONSIBLE
                                                                             GROWTH       BOND       SMALL CAP      GROWTH
                                                                            PORTFOLIO   PORTFOLIO    PORTFOLIO       FUND
                                                                            ---------   ---------    ---------    -----------
ASSETS
Investments, at fair value:
    Calvert Variable Series, Inc.                                           $  5,670
    Dreyfus Variable Investment Fund-Service Class Shares                                $136,969     $268,035
    Dreyfus Socially Responsible Growth Fund, Inc.-Service Class Shares                                            $  6,627
    Fidelity Variable Insurance Products Funds VIP-Service Class Shares
    Franklin Templeton Variable Insurance Products Trust-Class 2 Shares
    Goldman Sachs Variable Insurance Trust
    Janus Aspen Series
    PIMCO Variable Insurance Trust-Administrative Class Shares
    Scudder Variable Series I(1)
    Scudder Variable Series II(2)
    WM Variable Trust-Class 2 Shares
                                                                            --------     --------     --------     --------
       Total assets                                                            5,670      136,969      268,035        6,627

LIABILITIES

    Payable to Farmers New World Life Insurance Company                            4           90          174            4
                                                                            --------     --------     --------     --------

       Net assets                                                           $  5,666     $136,879     $267,861     $  6,623
                                                                            ========     ========     ========     ========
Accumulation units outstanding                                                   546       13,128       28,585          950
                                                                            ========     ========     ========     ========
Unit value of accumulation units                                            $  10.38     $  10.43     $   9.37     $   6.97
                                                                            ========     ========     ========     ========
Shares owned in each portfolio                                                   397       12,047        7,890          301
                                                                            ========     ========     ========     ========
Market value per share                                                      $  14.29     $  11.37     $  33.97     $  22.01
                                                                            ========     ========     ========     ========
Cost of investments                                                         $  5,617     $138,207     $280,092     $  7,562
                                                                            ========     ========     ========     ========


                                                                             GROWTH     INDEX 500      MID CAP
                                                                            PORTFOLIO   PORTFOLIO     PORTFOLIO
                                                                            ---------    --------     ---------
ASSETS
Investments, at fair value:
    Calvert Variable Series, Inc.
    Dreyfus Variable Investment Fund-Service Class Shares
    Dreyfus Socially Responsible Growth Fund, Inc.-Service Class Shares
    Fidelity Variable Insurance Products Funds VIP-Service Class Shares     $550,795     $472,302     $174,647
    Franklin Templeton Variable Insurance Products Trust-Class 2 Shares
    Goldman Sachs Variable Insurance Trust
    Janus Aspen Series
    PIMCO Variable Insurance Trust-Administrative Class Shares
    Scudder Variable Series I(1)
    Scudder Variable Series II(2)
    WM Variable Trust-Class 2 Shares
                                                                            --------     --------     --------
       Total assets                                                          550,795      472,302      174,647

LIABILITIES

    Payable to Farmers New World Life Insurance Company                          352          303          114
                                                                            --------     --------     --------

       Net assets                                                           $550,443     $471,999     $174,533
                                                                            ========     ========     ========
Accumulation units outstanding                                                77,389       59,439       17,132
                                                                            ========     ========     ========
Unit value of accumulation units                                            $   7.11     $   7.94     $  10.19
                                                                            ========     ========     ========
Shares owned in each portfolio                                                20,407        4,244        9,129
                                                                            ========     ========     ========
Market value per share                                                      $  26.99     $ 111.30     $  19.13
                                                                            ========     ========     ========
Cost of investments                                                         $650,459     $530,145     $176,115
                                                                            ========     ========     ========

----------

(1) Formerly named Scudder Variable Life Investment Fund

(2) Formerly named Kemper Variable Series

(3) Formerly named PIMCO Low Duration Bond Portfolio



              The accompanying notes are an integral part of these
                         interim financial statements.

FARMERS VARIABLE LIFE SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
JUNE 30, 2002
(UNAUDITED)


                                                                                          GLOBAL     DEVELOPING
                                                                                          ASSET       MARKETS       CAPITAL
                                                                            SMALL CAP   ALLOCATION   SECURITIES     GROWTH
                                                                              FUND         FUND         FUND         FUND
                                                                            ---------   ----------   ----------    --------
ASSETS
Investments, at fair value:
    Calvert Variable Series, Inc.
    Dreyfus Variable Investment Fund-Service Class Shares
    Dreyfus Socially Responsible Growth Fund, Inc.-Service Class Shares
    Fidelity Variable Insurance Products Funds VIP-Service Class Shares
    Franklin Templeton Variable Insurance Products Trust-Class 2 Shares     $124,879     $  5,172     $ 21,403
    Goldman Sachs Variable Insurance Trust                                                                         $450,520
    Janus Aspen Series
    PIMCO Variable Insurance Trust-Administrative Class Shares
    Scudder Variable Series I(1)
    Scudder Variable Series II(2)
    WM Variable Trust-Class 2 Shares
                                                                            --------     --------     --------     --------
      Total assets                                                           124,879        5,172       21,403      450,520

LIABILITIES

   Payable to Farmers New World Life Insurance Company                            81            3           15          288
                                                                            --------     --------     --------     --------
      Net assets                                                            $124,798     $  5,169     $ 21,388     $450,232
                                                                            ========     ========     ========     ========
Accumulation units outstanding                                                16,156          547        3,216       60,551
                                                                            ========     ========     ========     ========
Unit value of accumulation units                                            $   7.72     $   9.46     $   6.65     $   7.44
                                                                            ========     ========     ========     ========
Shares owned in each portfolio                                                 8,513          331        4,324       52,631
                                                                            ========     ========     ========     ========
Market value per share                                                      $  14.67     $  15.63     $   4.95     $   8.56
                                                                            ========     ========     ========     ========
Cost of investments                                                         $141,628     $  5,137     $ 21,011     $518,216
                                                                            ========     ========     ========     ========


                                                                                                     AGGRESSIVE
                                                                             CORE                      GROWTH
                                                                           SMALL CAP     MID CAP      PORTFOLIO
                                                                            EQUITY        VALUE       (SERVICE
                                                                             FUND         FUND         SHARES)
                                                                            --------     --------    ----------
ASSETS
Investments, at fair value:
    Calvert Variable Series, Inc.
    Dreyfus Variable Investment Fund-Service Class Shares
    Dreyfus Socially Responsible Growth Fund, Inc.-Service Class Shares
    Fidelity Variable Insurance Products Funds VIP-Service Class Shares
    Franklin Templeton Variable Insurance Products Trust-Class 2 Shares
    Goldman Sachs Variable Insurance Trust                                  $  5,446     $543,478
    Janus Aspen Series                                                                                $224,475
    PIMCO Variable Insurance Trust-Administrative Class Shares
    Scudder Variable Series I(1)
    Scudder Variable Series II(2)
    WM Variable Trust-Class 2 Shares
                                                                            --------     --------     --------
      Total assets                                                             5,446      543,478      224,475

LIABILITIES

   Payable to Farmers New World Life Insurance Company                             4          358          149
                                                                            --------     --------     --------
      Net assets                                                            $  5,442     $543,120     $224,326
                                                                            ========     ========     ========
Accumulation units outstanding                                                   526       47,906       36,127
                                                                            ========     ========     ========
Unit value of accumulation units                                            $  10.35     $  11.34     $   6.21
                                                                            ========     ========     ========
Shares owned in each portfolio                                                   496       45,139       12,805
                                                                            ========     ========     ========
Market value per share                                                      $  10.97     $  12.04     $  17.53
                                                                            ========     ========     ========
Cost of investments                                                         $  5,648     $520,923     $264,688
                                                                            ========     ========     ========

----------

(1) Formerly named Scudder Variable Life Investment Fund

(2) Formerly named Kemper Variable Series

(3) Formerly named PIMCO Low Duration Bond Portfolio



              The accompanying notes are an integral part of these
                         interim financial statements.

FARMERS VARIABLE LIFE SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
JUNE 30, 2002
(UNAUDITED)


                                                                                           CAPITAL
                                                                           BALANCED     APPRECIATION
                                                                           PORTFOLIO      PORTFOLIO       FOREIGN            LOW
                                                                           (SERVICE     (INSTITUTIONAL      BOND          DURATION
                                                                             SHARES)        SHARES)       PORTFOLIO    PORTFOLIO (3)
                                                                           ----------     ----------     ----------    -------------
ASSETS
Investments, at fair value:
    Calvert Variable Series, Inc.
    Dreyfus Variable Investment Fund-Service Class Shares
    Dreyfus Socially Responsible Growth Fund, Inc.-Service Class Shares
    Fidelity Variable Insurance Products Funds VIP-Service Class Shares
    Franklin Templeton Variable Insurance Products Trust-Class 2 Shares
    Goldman Sachs Variable Insurance Trust Janus Aspen Series              $   31,298     $1,862,410
    PIMCO Variable Insurance Trust-Administrative Class Shares                                           $  161,453     $  286,523
    Scudder Variable Series I(1)
    Scudder Variable Series II(2)
    WM Variable Trust-Class 2 Shares
                                                                           ----------     ----------     ----------     ----------
       Total assets                                                            31,298      1,862,410        161,453        286,523

LIABILITIES
    Payable to Farmers New World Life Insurance Company                            21          1,240            105            189
                                                                           ----------     ----------     ----------     ----------
       Net assets                                                          $   31,277     $1,861,170     $  161,348     $  286,334
                                                                           ==========     ==========     ==========     ==========
Accumulation units outstanding                                                  3,354        376,808         13,925         24,681
                                                                           ==========     ==========     ==========     ==========
Unit value of accumulation units                                           $     9.32     $     4.94     $    11.59     $    11.60
                                                                           ==========     ==========     ==========     ==========
Shares owned in each portfolio                                                  1,402         96,900         16,458         28,397
                                                                           ==========     ==========     ==========     ==========
Market value per share                                                     $    22.32     $    19.22     $     9.81     $    10.09
                                                                           ==========     ==========     ==========     ==========
Cost of investments                                                        $   32,544     $2,085,944     $  159,398     $  283,792
                                                                           ==========     ==========     ==========     ==========


                                                                                             GLOBAL
                                                                               BOND         DISCOVERY       GROWTH
                                                                             PORTFOLIO      PORTFOLIO        AND
                                                                             (CLASS A       (CLASS A        INCOME
                                                                             SHARES)         SHARES)       PORTFOLIO
                                                                            ----------     ----------     ----------
ASSETS
Investments, at fair value:
    Calvert Variable Series, Inc.
    Dreyfus Variable Investment Fund-Service Class Shares
    Dreyfus Socially Responsible Growth Fund, Inc.-Service Class Shares
    Fidelity Variable Insurance Products Funds VIP-Service Class Shares
    Franklin Templeton Variable Insurance Products Trust-Class 2 Shares
    Goldman Sachs Variable Insurance Trust Janus Aspen Series
    PIMCO Variable Insurance Trust-Administrative Class Shares
    Scudder Variable Series I(1)                                            $  184,636     $  208,895     $  866,143
    Scudder Variable Series II(2)
    WM Variable Trust-Class 2 Shares
                                                                            ----------     ----------     ----------
       Total assets                                                            184,636        208,895        866,143

LIABILITIES
    Payable to Farmers New World Life Insurance Company                            123            135            583
                                                                            ----------     ----------     ----------
       Net assets                                                           $  184,513     $  208,760     $  865,560
                                                                            ==========     ==========     ==========
Accumulation units outstanding                                                  16,017         26,915        119,968
                                                                            ==========     ==========     ==========
Unit value of accumulation units                                            $    11.52     $     7.76     $     7.21
                                                                            ==========     ==========     ==========
Shares owned in each portfolio                                                  27,891         26,079        112,340
                                                                            ==========     ==========     ==========
Market value per share                                                      $     6.62     $     8.01     $     7.71
                                                                            ==========     ==========     ==========
Cost of investments                                                         $  188,611     $  222,647     $1,024,869
                                                                            ==========     ==========     ==========

----------

(1) Formerly named Scudder Variable Life Investment Fund

(2) Formerly named Kemper Variable Series

(3) Formerly named PIMCO Low Duration Bond Portfolio




              The accompanying notes are an integral part of these
                         interim financial statements.

FARMERS VARIABLE LIFE SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
JUNE 30, 2002
(UNAUDITED)



                                                                          INTERNATIONAL
                                                                            PORTFOLIO        MONEY        GOVERNMENT       HIGH
                                                                             (CLASS A        MARKET       SECURITIES       YIELD
                                                                              SHARES)      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                            ----------     ----------     ----------     ----------
ASSETS
Investments, at fair value:
    Calvert Variable Series, Inc.
    Dreyfus Variable Investment Fund-Service Class Shares
    Dreyfus Socially Responsible Growth Fund, Inc.-Service Class Shares
    Fidelity Variable Insurance Products Funds VIP-Service Class Shares
    Franklin Templeton Variable Insurance Products Trust-Class 2 Shares
    Goldman Sachs Variable Insurance Trust Janus Aspen Series
    PIMCO Variable Insurance Trust-Administrative Class Shares
    Scudder Variable Series I(1)                                            $  729,179     $   22,415
    Scudder Variable Series II(2)                                                                         $  382,185     $  138,957
    WM Variable Trust-Class 2 Shares
                                                                            ----------     ----------     ----------     ----------
       Total assets                                                            729,179         22,415        382,185        138,957

LIABILITIES
    Payable to Farmers New World Life Insurance Company                            478             15            253             90
                                                                            ----------     ----------     ----------     ----------
       Net assets                                                           $  728,701     $   22,400     $  381,932     $  138,867
                                                                            ==========     ==========     ==========     ==========
Accumulation units outstanding                                                 140,974          2,083         31,901         15,491
                                                                            ==========     ==========     ==========     ==========
Unit value of accumulation units                                            $     5.17     $    10.76     $    11.97     $     8.96
                                                                            ==========     ==========     ==========     ==========
Shares owned in each portfolio                                                  95,193         22,415         30,946         19,300
                                                                            ==========     ==========     ==========     ==========
Market value per share                                                      $     7.66     $     1.00     $    12.35     $     7.20
                                                                            ==========     ==========     ==========     ==========
Cost of investments                                                         $  795,488     $   22,415     $  375,225     $  152,530
                                                                            ==========     ==========     ==========     ==========


                                                                                            DREMAN
                                                                                             HIGH
                                                                            SMALL CAP       RETURN          EQUITY
                                                                             GROWTH         EQUITY          INCOME
                                                                            PORTFOLIO      PORTFOLIO         FUND
                                                                            ----------     ----------     ----------
ASSETS
Investments, at fair value:
    Calvert Variable Series, Inc.
    Dreyfus Variable Investment Fund-Service Class Shares
    Dreyfus Socially Responsible Growth Fund, Inc.-Service Class Shares
    Fidelity Variable Insurance Products Funds VIP-Service Class Shares
    Franklin Templeton Variable Insurance Products Trust-Class 2 Shares
    Goldman Sachs Variable Insurance Trust Janus Aspen Series
    PIMCO Variable Insurance Trust-Administrative Class Shares
    Scudder Variable Series I(1)
    Scudder Variable Series II(2)                                           $   86,638     $1,703,556
    WM Variable Trust-Class 2 Shares                                                                      $   22,064
                                                                            ----------     ----------     ----------
       Total assets                                                             86,638      1,703,556         22,064

LIABILITIES
    Payable to Farmers New World Life Insurance Company                             59          1,122             12
                                                                            ----------     ----------     ----------
       Net assets                                                           $   86,579     $1,702,434     $   22,052
                                                                            ==========     ==========     ==========
Accumulation units outstanding                                                  24,911        138,904          2,264
                                                                            ==========     ==========     ==========
Unit value of accumulation units                                            $     3.48     $    12.26     $     9.74
                                                                            ==========     ==========     ==========
Shares owned in each portfolio                                                   8,868        176,717          1,842
                                                                            ==========     ==========     ==========
Market value per share                                                      $     9.77     $     9.64     $    11.98
                                                                            ==========     ==========     ==========
Cost of investments                                                         $  114,684     $1,903,713     $   23,120
                                                                            ==========     ==========     ==========

----------

(1) Formerly named Scudder Variable Life Investment Fund

(2) Formerly named Kemper Variable Series

(3) Formerly named PIMCO Low Duration Bond Portfolio



              The accompanying notes are an integral part of these
                         interim financial statements.

FARMERS VARIABLE LIFE SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
JUNE 30, 2002
(UNAUDITED)


                                                                             MID CAP       SMALL CAP
                                                                              STOCK         STOCK
                                                                               FUND          FUND           TOTALS
                                                                            ----------     ----------     ----------
ASSETS
Investments, at fair value:
    Calvert Variable Series, Inc.                                                                         $    5,670
    Dreyfus Variable Investment Fund-Service Class Shares                                                    405,004
    Dreyfus Socially Responsible Growth Fund, Inc.-Service Class Shares                                        6,627
    Fidelity Variable Insurance Products Funds VIP-Service Class Shares                                    1,197,744
    Franklin Templeton Variable Insurance Products Trust-Class 2 Shares                                      151,454
    Goldman Sachs Variable Insurance Trust                                                                   999,444
    Janus Aspen Series                                                                                     2,118,183
    PIMCO Variable Insurance Trust-Administrative Class Shares                                               447,976
    Scudder Variable Series I(1)                                                                           2,011,268
    Scudder Variable Series II(2)                                                                          2,311,336
    WM Variable Trust-Class 2 Shares                                        $  168,041     $  118,886        308,991
                                                                            ----------     ----------     ----------
       Total assets                                                            168,041        118,886      9,963,697

LIABILITIES
    Payable to Farmers New World Life Insurance Company                            112             80          6,556
                                                                            ----------     ----------     ----------
       Net assets                                                           $  167,929     $  118,806     $9,957,141
                                                                            ==========     ==========     ==========
Accumulation units outstanding                                                  16,399         19,664
                                                                            ==========     ==========
Unit value of accumulation units                                            $    10.24     $     6.04
                                                                            ==========     ==========
Shares owned in each portfolio                                                  13,486         18,206
                                                                            ==========     ==========
Market value per share                                                      $    12.46     $     6.53
                                                                            ==========     ==========
Cost of investments                                                         $  171,981     $  164,597
                                                                            ==========     ==========

----------

(1) Formerly named Scudder Variable Life Investment Fund

(2) Formerly named Kemper Variable Series

(3) Formerly named PIMCO Low Duration Bond Portfolio



              The accompanying notes are an integral part of these
                         interim financial statements.

FARMERS VARIABLE LIFE SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND JUNE 30, 2001
(UNAUDITED)


                                                    CALVERT VARIABLE
                                                       SERIES, INC.                 DREYFUS VARIABLE INVESTMENT FUND
                                                 ----------------------     --------------------------------------------------
                                                     SOCIAL SMALL CAP              QUALITY
                                                     GROWTH PORTFOLIO           BOND PORTFOLIO           SMALL CAP PORTFOLIO
                                                 ----------------------     ----------------------      ----------------------
                                                   2002         2001(1)       2002         2001(1)        2002         2001(1)
                                                 --------      --------     --------      --------      --------      --------
Investment income:
    Dividends and capital gain distributions     $     --      $     --     $  2,173      $      6      $     39      $     --
                                                 --------      --------     --------      --------      --------      --------
       Total investment income                         --            --        2,173             6            39            --
Expenses:
    Mortality and expense risk                         17            --          449            16           870            40
                                                 --------      --------     --------      --------      --------      --------
       Total expenses                                  17            --          449            16           870            40
                                                 --------      --------     --------      --------      --------      --------
       Net investment income (loss)                   (17)           --        1,724           (10)         (831)          (40)
                                                 --------      --------     --------      --------      --------      --------
Realized gains (losses) on investments:
    Proceeds from sales                               584            --        4,336           364           132            88
    Cost of investments sold                         (606)           --       (4,481)         (364)         (175)          (98)
                                                 --------      --------     --------      --------      --------      --------
       Net realized gain (loss) from
         investment transactions                      (22)           --         (145)           --           (43)          (10)
                                                 --------      --------     --------      --------      --------      --------
Net unrealized appreciation (depreciation)
  of investments:
    Beginning of period                               361            --       (1,449)           --        (1,376)           --
    End of period                                      53             2       (1,237)          (31)      (12,057)           (4)
                                                 --------      --------     --------      --------      --------      --------
       Change in net unrealized appreciation
          (depreciation) of investments              (308)            2          212           (31)      (10,681)           (4)
                                                 --------      --------     --------      --------      --------      --------
       Net increase (decrease) in net
         assets from operations                  $   (347)     $      2     $  1,791      $    (41)     $(11,555)     $    (54)
                                                 ========      ========     ========      ========      ========      ========


                                                        DREYFUS
                                                  SOCIALLY RESPONSIBLE
                                                   GROWTH FUND, INC.
                                                 ----------------------
                                                  SOCIALLY RESPONSIBLE
                                                      GROWTH FUND
                                                 ----------------------
                                                   2002         2001(1)
                                                 --------      --------
Investment income:
    Dividends and capital gain distributions     $     --      $     --
                                                 --------      --------
       Total investment income                         --            --
Expenses:
    Mortality and expense risk                         28            --
                                                 --------      --------
       Total expenses                                  28            --
                                                 --------      --------
       Net investment income (loss)                   (28)           --
                                                 --------      --------
Realized gains (losses) on investments:
    Proceeds from sales                             1,582            --
    Cost of investments sold                       (1,831)           --
                                                 --------      --------
       Net realized gain (loss) from
         investment transactions                     (249)           --
                                                 --------      --------
Net unrealized appreciation (depreciation)
  of investments:
    Beginning of period                               120            --
    End of period                                    (935)           --
                                                 --------      --------
       Change in net unrealized appreciation
          (depreciation) of investments            (1,055)           --
                                                 --------      --------
       Net increase (decrease) in net
         assets from operations                  $ (1,332)     $     --
                                                 ========      ========

----------

(1) For the period beginning May 1, 2001 and ended June 30, 2001

(2) Formerly named Scudder Variable Life Investment Fund

(3) Formerly named Kemper Variable Series

(4) Formerly named PIMCO Low Duration Bond Portfolio



              The accompanying notes are an integral part of these
                         interim financial statements.

FARMERS VARIABLE LIFE SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF OPERATIONS, CONTINUED
FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND JUNE 30, 2001
(UNAUDITED)


                                                                 FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS VIP
                                               ------------------------------------------------------------------------------------
                                                  GROWTH PORTFOLIO             INDEX 500 PORTFOLIO            MID CAP PORTFOLIO
                                               ------------------------      ------------------------      ------------------------
                                                  2002         2001(1)          2002         2001(1)          2002         2001(1)
                                               ---------      ---------      ---------      ---------      ---------      ---------
Investment income:
   Dividends and capital gain distributions    $     387      $      --      $   2,951      $      --      $     658      $      --
                                               ---------      ---------      ---------      ---------      ---------      ---------
      Total investment income                        387             --          2,951             --            658             --
                                               ---------      ---------      ---------      ---------      ---------      ---------
Expenses:
   Mortality and expense risk                      1,822             86          1,492             67            522             20
                                               ---------      ---------      ---------      ---------      ---------      ---------
      Total expenses                               1,822             86          1,492             67            522             20
                                               ---------      ---------      ---------      ---------      ---------      ---------
      Net investment income (loss)                (1,435)           (86)         1,459            (67)           136            (20)
                                               ---------      ---------      ---------      ---------      ---------      ---------
Realized gains (losses) on investments:
   Proceeds from sales                               (54)           310            308            334            555             45
   Cost of investments sold                           (3)          (338)          (434)          (357)          (574)           (47)
                                               ---------      ---------      ---------      ---------      ---------      ---------
      Net realized gain (loss) from
        investment transactions                      (57)           (28)          (126)           (23)           (19)            (2)
                                               ---------      ---------      ---------      ---------      ---------      ---------

Net unrealized appreciation (depreciation)
  of investments:
   Beginning of period                             3,163             --          2,042             --          2,969             --
   End of period                                 (99,664)          (571)       (57,842)          (375)        (1,470)           (25)
                                               ---------      ---------      ---------      ---------      ---------      ---------
      Change in net unrealized appreciation
        (depreciation) of investments           (102,827)          (571)       (59,884)          (375)        (4,439)           (25)
                                               ---------      ---------      ---------      ---------      ---------      ---------
      Net increase (decrease) in net assets
        from operations                        $(104,319)     $    (685)     $ (58,551)     $    (465)     $  (4,322)     $     (47)
                                               =========      =========      =========      =========      =========      =========


                                                              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                                               -----------------------------------------------------------------------------------
                                                                                 GLOBAL ASSET               DEVELOPING MARKETS
                                                   SMALL CAP FUND               ALLOCATION FUND               SECURITIES FUND
                                               ------------------------      ------------------------     ------------------------
                                                  2002         2001(1)          2002         2001(1)         2002           2001
                                               ---------      ---------      ---------      ---------     ---------      ---------
Investment income:
   Dividends and capital gain distributions    $     292      $      13      $      78      $      --     $     295      $      31
                                               ---------      ---------      ---------      ---------     ---------      ---------
      Total investment income                        292             13             78             --           295             31
                                               ---------      ---------      ---------      ---------     ---------      ---------
Expenses:
   Mortality and expense risk                        416             20             13             --            83             22
                                               ---------      ---------      ---------      ---------     ---------      ---------
      Total expenses                                 416             20             13             --            83             22
                                               ---------      ---------      ---------      ---------     ---------      ---------
      Net investment income (loss)                  (124)            (7)            65             --           212              9
                                               ---------      ---------      ---------      ---------     ---------      ---------
Realized gains (losses) on investments:
   Proceeds from sales                                34             44            771             --         1,218          3,801
   Cost of investments sold                          (49)           (51)          (786)            --        (1,237)        (3,855)
                                               ---------      ---------      ---------      ---------     ---------      ---------
      Net realized gain (loss) from
        investment transactions                      (15)            (7)           (15)            --           (19)           (54)
                                               ---------      ---------      ---------      ---------     ---------      ---------

Net unrealized appreciation (depreciation)
  of investments:
   Beginning of period                             3,869             --             29             --           131             (5)
   End of period                                 (16,749)            13             35             --           393            (39)
                                               ---------      ---------      ---------      ---------     ---------      ---------
      Change in net unrealized appreciation
        (depreciation) of investments            (20,618)            13              6             --           262            (34)
                                               ---------      ---------      ---------      ---------     ---------      ---------
      Net increase (decrease) in net assets
        from operations                        $ (20,757)     $      (1)     $      56      $      --     $     455      $     (79)
                                               =========      =========      =========      =========     =========      =========

----------

(1) For the period beginning May 1, 2001 and ended June 30, 2001

(2) Formerly named Scudder Variable Life Investment Fund

(3) Formerly named Kemper Variable Series

(4) Formerly named PIMCO Low Duration Bond Portfolio


              The accompanying notes are an integral part of these
                         interim financial statements.

FARMERS VARIABLE LIFE SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF OPERATIONS, CONTINUED
FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND JUNE 30, 2001
(UNAUDITED)


                                                                   GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                               ------------------------------------------------------------------------------------

                                                       CAPITAL                     CORE SMALL
                                                     GROWTH FUND                 CAP EQUITY FUND             MID CAP VALUE FUND
                                               ------------------------      ------------------------      ------------------------
                                                 2002          2001(1)          2002         2001(1)          2002         2001(1)
                                               ---------      ---------      ---------      ---------      ---------      ---------
Investment income:
   Dividends and capital gain distributions    $      --      $      --      $      --      $      --      $      --      $      --
                                               ---------      ---------      ---------      ---------      ---------      ---------
     Total investment income                          --             --             --             --             --             --
                                               ---------      ---------      ---------      ---------      ---------      ---------
Expenses:
   Mortality and expense risk                      1,410             67             10             --          1,745             81
                                               ---------      ---------      ---------      ---------      ---------      ---------
     Total expenses                                1,410             67             10             --          1,745             81
                                               ---------      ---------      ---------      ---------      ---------      ---------
     Net investment income (loss)                 (1,410)           (67)           (10)            --         (1,745)           (81
                                               ---------      ---------      ---------      ---------      ---------      ---------

Realized gains (losses) on investments:
   Proceeds from sales                               168            334            165              1          1,067            182
   Cost of investments sold                         (272)          (357)          (170)            (1)        (1,094)          (187)
                                               ---------      ---------      ---------      ---------      ---------      ---------
     Net realized gain (loss) from
       investment transactions                      (104)           (23)            (5)            --            (27)            (5)
                                               ---------      ---------      ---------      ---------      ---------      ---------

Net unrealized appreciation (depreciation)
 of investments:
   Beginning of period                              (404)            --             49             --          1,644             --
   End of period                                 (67,695)          (355)          (203)            --         22,555            308
                                               ---------      ---------      ---------      ---------      ---------      ---------
     Change in net unrealized appreciation
        (depreciation) of investments            (67,291)          (355)          (252)            --         20,911            308
                                               ---------      ---------      ---------      ---------      ---------      ---------
     Net increase (decrease) in net assets
       from operations                         $ (68,805)     $    (445)     $    (267)     $      --      $  19,139      $     222
                                               =========      =========      =========      =========      =========      =========


                                                                               JANUS ASPEN SERIES
                                               -----------------------------------------------------------------------------------
                                                     AGGRESSIVE                                             CAPITAL APPRECIATION
                                                  GROWTH PORTFOLIO              BALANCED PORTFOLIO           PORTFOLIO (INSTITU-
                                                  (SERVICE SHARES)               (SERVICE SHARES)              TIONAL SHARES)
                                               ------------------------      ------------------------     ------------------------
                                                 2002          2001(1)         2002           2001(1)       2002           2001
                                               ---------      ---------      ---------      ---------     ---------      ---------
Investment income:
   Dividends and capital gain distributions    $      --      $      --      $     290      $      --     $   6,747      $   5,407
                                               ---------      ---------      ---------      ---------     ---------      ---------
     Total investment income                          --             --            290             --         6,747          5,407
                                               ---------      ---------      ---------      ---------     ---------      ---------
Expenses:
   Mortality and expense risk                        826             40             99             --         6,948          1,739
                                               ---------      ---------      ---------      ---------     ---------      ---------
     Total expenses                                  826             40             99             --         6,948          1,739
                                               ---------      ---------      ---------      ---------     ---------      ---------
     Net investment income (loss)                   (826)           (40)           191             --          (201)         3,668
                                               ---------      ---------      ---------      ---------     ---------      ---------

Realized gains (losses) on investments:
   Proceeds from sales                             1,070             87          2,501             --         5,204         40,576
   Cost of investments sold                       (1,689)          (102)        (2,550)            --        (7,613)       (51,499)
                                               ---------      ---------      ---------      ---------     ---------      ---------
     Net realized gain (loss) from
       investment transactions                      (619)           (15)           (49)            --        (2,409)       (10,923)
                                               ---------      ---------      ---------      ---------     ---------      ---------

Net unrealized appreciation (depreciation)
 of investments:
   Beginning of period                            (2,166)            --             53             --      (106,354)       (12,319)
   End of period                                 (40,213)          (223)        (1,245)            --      (223,533)       (66,130)
                                               ---------      ---------      ---------      ---------     ---------      ---------
     Change in net unrealized appreciation
        (depreciation) of investments            (38,047)          (223)        (1,298)            --      (117,179)       (53,811)
                                               ---------      ---------      ---------      ---------     ---------      ---------
     Net increase (decrease) in net assets
       from operations                         $ (39,492)     $    (278)     $  (1,156)     $      --     $(119,789)     $ (61,066)
                                               =========      =========      =========      =========     =========      =========

----------

(1) For the period beginning May 1, 2001 and ended June 30, 2001

(2) Formerly named Scudder Variable Life Investment Fund

(3) Formerly named Kemper Variable Series

(4) Formerly named PIMCO Low Duration Bond Portfolio


              The accompanying notes are an integral part of these
                         interim financial statements.

FARMERS VARIABLE LIFE SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF OPERATIONS, CONTINUED
FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND JUNE 30, 2001
(UNAUDITED)



                                                                                   PIMCO VARIABLE INSURANCE TRUST
                                                                    -----------------------------------------------------------
                                                                             FOREIGN                            LOW
                                                                         BOND PORTFOLIO                 DURATION PORTFOLIO(4)
                                                                    -------------------------         -------------------------
                                                                      2002             2001             2002             2001
                                                                    --------         --------         --------         --------
Investment income:
    Dividends and capital gain distributions                        $  2,048         $    208         $  4,160         $  1,883
                                                                    --------         --------         --------         --------
       Total investment income                                         2,048              208            4,160            1,883
                                                                    --------         --------         --------         --------
Expenses:
    Mortality and expense risk                                           475               33              959              164
                                                                    --------         --------         --------         --------
       Total expenses                                                    475               33              959              164
                                                                    --------         --------         --------         --------
       Net investment income (loss)                                    1,573              175            3,201            1,719
                                                                    --------         --------         --------         --------
Realized gains (losses) on investments:
    Proceeds from sales                                                  958            3,695            1,250            2,200
    Cost of investments sold                                            (969)          (3,715)          (1,264)          (2,199)
                                                                    --------         --------         --------         --------
       Net realized gain (loss) from investment transactions             (11)             (20)             (14)               1
                                                                    --------         --------         --------         --------
Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                                  219               (2)            (210)              37
    End of period                                                      2,055               10            2,731             (109)
                                                                    --------         --------         --------         --------
       Change in net unrealized appreciation (depreciation)
          of investments                                               1,836               12            2,941             (146)
                                                                    --------         --------         --------         --------
       Net increase (decrease) in net assets from operations        $  3,398         $    167         $  6,128         $  1,574
                                                                    ========         ========         ========         ========


                                                                                    SCUDDER VARIABLE SERIES I (2)
                                                                    -----------------------------------------------------------
                                                                                                               GLOBAL
                                                                         BOND PORTFOLIO                   DISCOVERY PORTFOLIO
                                                                        (CLASS A SHARES)                   (CLASS A SHARES)
                                                                    -------------------------         -------------------------
                                                                      2002             2001             2002            2001(1)
                                                                    --------         --------         --------         --------
Investment income:
    Dividends and capital gain distributions                        $  9,632         $  2,082         $     --         $     --
                                                                    --------         --------         --------         --------
       Total investment income                                         9,632            2,082               --               --
                                                                    --------         --------         --------         --------
Expenses:
    Mortality and expense risk                                           656              210              665               32
                                                                    --------         --------         --------         --------
       Total expenses                                                    656              210              665               32
                                                                    --------         --------         --------         --------
       Net investment income (loss)                                    8,976            1,872             (665)             (32)
                                                                    --------         --------         --------         --------
Realized gains (losses) on investments:
    Proceeds from sales                                                1,655            2,347               60              111
    Cost of investments sold                                          (1,701)          (2,402)            (101)            (121)
                                                                    --------         --------         --------         --------
       Net realized gain (loss) from investment transactions             (46)             (55)             (41)             (10)
                                                                    --------         --------         --------         --------
Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                                2,248              274            1,304               --
    End of period                                                     (3,975)          (1,193)         (13,752)            (495)
                                                                    --------         --------         --------         --------
       Change in net unrealized appreciation (depreciation)
          of investments                                              (6,223)          (1,467)         (15,056)            (495)
                                                                    --------         --------         --------         --------
       Net increase (decrease) in net assets from operations        $  2,707         $    350         $(15,762)        $   (537)
                                                                    ========         ========         ========         ========

----------

(1) For the period beginning May 1, 2001 and ended June 30, 2001

(2) Formerly named Scudder Variable Life Investment Fund

(3) Formerly named Kemper Variable Series

(4) Formerly named PIMCO Low Duration Bond Portfolio



              The accompanying notes are an integral part of these
                         interim financial statements.

FARMERS VARIABLE LIFE SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF OPERATIONS, CONTINUED
FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND JUNE 30, 2001
(UNAUDITED)


                                                                                SCUDDER VARIABLE SERIES I, CONTINUED(2)
                                                                    ---------------------------------------------------------------
                                                                            GROWTH AND                     INTERNATIONAL PORTFOLIO
                                                                         INCOME PORTFOLIO                     (CLASS A SHARES)
                                                                    ---------------------------         ---------------------------
                                                                       2002              2001              2002              2001
                                                                    ---------         ---------         ---------         ---------
Investment income:
    Dividends and capital gain distributions                        $   7,669         $  13,483         $   4,724         $  11,504
                                                                    ---------         ---------         ---------         ---------
       Total investment income                                          7,669            13,483             4,724            11,504
                                                                    ---------         ---------         ---------         ---------
Expenses:
    Mortality and expense risk                                          3,681             1,205             2,353               266
                                                                    ---------         ---------         ---------         ---------
       Total expenses                                                   3,681             1,205             2,353               266
                                                                    ---------         ---------         ---------         ---------
       Net investment income (loss)                                     3,988            12,278             2,371            11,238
                                                                    ---------         ---------         ---------         ---------
Realized gains (losses) on investments:
    Proceeds from sales                                                 4,297            39,370               241             3,781
    Cost of investments sold                                           (5,388)          (43,631)             (663)           (4,772)
                                                                    ---------         ---------         ---------         ---------
       Net realized gain (loss) from investment transactions           (1,091)           (4,261)             (422)             (991)
                                                                    ---------         ---------         ---------         ---------
 Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                               (36,391)           (2,388)          (43,234)               13
    End of period                                                    (158,726)          (22,995)          (66,309)          (20,966)
                                                                    ---------         ---------         ---------         ---------
       Change in net unrealized appreciation (depreciation)
          of investments                                             (122,335)          (20,607)          (23,075)          (20,979)
                                                                    ---------         ---------         ---------         ---------
       Net increase (decrease) in net assets from operations        $(119,438)        $ (12,590)        $ (21,126)        $ (10,732)
                                                                    =========         =========         =========         =========


                                                                    SCUDDER VARIABLE SERIES I,
                                                                           CONTINUED(2)
                                                                    ---------------------------
                                                                               MONEY
                                                                          MARKET PORTFOLIO
                                                                    ---------------------------
                                                                       2002             2001
                                                                    ---------         ---------
Investment income:
    Dividends and capital gain distributions                        $     122         $     396
                                                                    ---------         ---------
       Total investment income                                            122               396
                                                                    ---------         ---------
Expenses:
    Mortality and expense risk                                             71                11
                                                                    ---------         ---------
       Total expenses                                                      71                11
                                                                    ---------         ---------
       Net investment income (loss)                                        51               385
                                                                    ---------         ---------
Realized gains (losses) on investments:
    Proceeds from sales                                                 4,624            20,292
    Cost of investments sold                                           (4,624)          (20,292)
                                                                    ---------         ---------
       Net realized gain (loss) from investment transactions               --                --
                                                                    ---------         ---------
 Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                                    --                --
    End of period                                                          --                --
                                                                    ---------         ---------
       Change in net unrealized appreciation (depreciation)
          of investments                                                   --                --
                                                                    ---------         ---------
       Net increase (decrease) in net assets from operations        $      51         $     385
                                                                    =========         =========

----------

(1) For the period beginning May 1, 2001 and ended June 30, 2001

(2) Formerly named Scudder Variable Life Investment Fund

(3) Formerly named Kemper Variable Series

(4) Formerly named PIMCO Low Duration Bond Portfolio


              The accompanying notes are an integral part of these
                         interim financial statements.

FARMERS VARIABLE LIFE SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF OPERATIONS, CONTINUED
FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND JUNE 30, 2001
(UNAUDITED)


                                                                                     SCUDDER VARIABLE SERIES II (3)
                                                                   --------------------------------------------------------------
                                                                            GOVERNMENT
                                                                       SECURITIES PORTFOLIO                HIGH YIELD PORTFOLIO
                                                                   ---------------------------         ---------------------------
                                                                     2002               2001              2002              2001
                                                                   ---------         ---------         ---------         ---------
Investment income:
   Dividends and capital gain distributions                        $  10,652         $   2,314         $   8,755         $     252
                                                                   ---------         ---------         ---------         ---------
      Total investment income                                         10,652             2,314             8,755               252
                                                                   ---------         ---------         ---------         ---------
Expenses:
   Mortality and expense risk                                          1,320               249               435                22
                                                                   ---------         ---------         ---------         ---------
      Total expenses                                                   1,320               249               435                22
                                                                   ---------         ---------         ---------         ---------
      Net investment income (loss)                                     9,332             2,065             8,320               230
                                                                   ---------         ---------         ---------         ---------
Realized gains (losses) on investments:

   Proceeds from sales                                                 1,195             2,724               916               416
   Cost of investments sold                                           (1,215)           (2,765)           (1,012)             (460)
                                                                   ---------         ---------         ---------         ---------
      Net realized gain (loss) from investment transactions              (20)              (41)              (96)              (44)
                                                                   ---------         ---------         ---------         ---------
Net unrealized appreciation (depreciation) of investments:

   Beginning of period                                                 5,879               330               324                (3)
   End of period                                                       6,961           (19,511)          (13,572)             (659)
                                                                   ---------         ---------         ---------         ---------
      Change in net unrealized appreciation (depreciation)
         of investments                                                1,082           (19,841)          (13,896)             (656)
                                                                   ---------         ---------         ---------         ---------
      Net increase (decrease) in net assets from operations        $  10,394         $ (17,817)        $  (5,672)        $    (470)
                                                                   =========         =========         =========         =========


                                                                                     SCUDDER VARIABLE SERIES II (3)
                                                                   ---------------------------------------------------------------
                                                                              SMALL                        DREMAN HIGH RETURN
                                                                      CAP GROWTH PORTFOLIO                  EQUITY PORTFOLIO
                                                                   ---------------------------         ---------------------------
                                                                    2002               2001              2002              2001
                                                                   -------           ---------         ---------         ---------
Investment income:
   Dividends and capital gain distributions                        $      --         $   4,223         $  17,156         $   3,047
                                                                   ---------         ---------         ---------         ---------
      Total investment income                                             --             4,223            17,156             3,047
                                                                   ---------         ---------         ---------         ---------
Expenses:
   Mortality and expense risk                                            387               117             6,421             1,058
                                                                   ---------         ---------         ---------         ---------
      Total expenses                                                     387               117             6,421             1,058
                                                                   ---------         ---------         ---------         ---------
      Net investment income (loss)                                      (387)            4,106            10,735             1,989
                                                                   ---------         ---------         ---------         ---------
Realized gains (losses) on investments:

   Proceeds from sales                                                 1,201             3,712              (530)           14,415
   Cost of investments sold                                           (2,378)           (5,830)              524           (14,556)
                                                                   ---------         ---------         ---------         ---------
      Net realized gain (loss) from investment transactions           (1,177)           (2,118)               (6)             (141)
                                                                   ---------         ---------         ---------         ---------
Net unrealized appreciation (depreciation) of investments:

   Beginning of period                                                (5,218)           (1,147)           14,045            (7,249)
   End of period                                                     (28,045)           (5,972)         (200,158)           (3,130)
                                                                   ---------         ---------         ---------         ---------
      Change in net unrealized appreciation (depreciation)
         of investments                                              (22,827)           (4,825)         (214,203)            4,119
                                                                   ---------         ---------         ---------         ---------
      Net increase (decrease) in net assets from operations        $ (24,391)        $  (2,837)        $(203,474)        $   5,967
                                                                   =========         =========         =========         =========

----------

(1) For the period beginning May 1, 2001 and ended June 30, 2001

(2) Formerly named Scudder Variable Life Investment Fund

(3) Formerly named Kemper Variable Series

(4) Formerly named PIMCO Low Duration Bond Portfolio


              The accompanying notes are an integral part of these
                         interim financial statements.

FARMERS VARIABLE LIFE SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF OPERATIONS, CONTINUED
FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND JUNE 30, 2001
(UNAUDITED)


                                                                                           WM VARIABLE TRUST
                                                                   ---------------------------------------------------------------
                                                                            EQUITY
                                                                          INCOME FUND                      MID CAP STOCK FUND
                                                                   ---------------------------         ---------------------------
                                                                      2002            2001 (1)           2002             2001 (1)
                                                                   ---------         ---------         ---------         ---------
Investment income:
    Dividends and capital gain distributions                       $     454         $      --         $   4,084         $       4
                                                                   ---------         ---------         ---------         ---------
       Total investment income                                           454                --             4,084                 4
                                                                   ---------         ---------         ---------         ---------

Expenses:
    Mortality and expense risk                                            64                --               534                20
                                                                   ---------         ---------         ---------         ---------
       Total expenses                                                     64                --               534                20
                                                                   ---------         ---------         ---------         ---------
       Net investment income (loss)                                      390                --             3,550               (16)
                                                                   ---------         ---------         ---------         ---------
Realized gains (losses) on investments:
    Proceeds from sales                                                1,474                --             2,154                45
                                                                   ---------         ---------         ---------         ---------
    Cost of investments sold                                          (1,516)               --            (2,180)              (46)
                                                                   ---------         ---------         ---------         ---------
       Net realized gain (loss) from investment transactions             (42)               --               (26)               (1)
                                                                   ---------         ---------         ---------         ---------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                                  332                --             4,427                --
                                                                   ---------         ---------         ---------         ---------
    End of period                                                     (1,056)               (1)           (3,940)              155
                                                                   ---------         ---------         ---------         ---------
       Change in net unrealized appreciation (depreciation)
          of investments                                              (1,388)               (1)           (8,367)              155
                                                                   ---------         ---------         ---------         ---------
       Net increase (decrease) in net assets from operations       $  (1,040)        $      (1)        $  (4,843)        $     138
                                                                   =========         =========         =========         =========


                                                                      WM VARIABLE TRUST
                                                                   ---------------------------
                                                                              SMALL
                                                                         CAP STOCK FUND                          TOTALS
                                                                   ---------------------------         ---------------------------
                                                                      2002            2001 (1)           2002               2001
                                                                   ---------         ---------         ---------         ---------
Investment income:
    Dividends and capital gain distributions                       $   9,485         $   1,091         $  92,851         $  45,944
                                                                   ---------         ---------         ---------         ---------
       Total investment income                                         9,485             1,091            92,851            45,944
                                                                   ---------         ---------         ---------         ---------

Expenses:
    Mortality and expense risk                                           408                21            35,179             5,606
                                                                   ---------         ---------         ---------         ---------
       Total expenses                                                    408                21            35,179             5,606
                                                                   ---------         ---------         ---------         ---------
       Net investment income (loss)                                    9,077             1,070            57,672            40,338
                                                                   ---------         ---------         ---------         ---------
Realized gains (losses) on investments:
    Proceeds from sales                                                1,958                45            41,094           139,319
                                                                   ---------         ---------         ---------         ---------
    Cost of investments sold                                          (3,249)              (60)          (49,300)         (158,105)
                                                                   ---------         ---------         ---------         ---------
       Net realized gain (loss) from investment transactions          (1,291)              (15)           (8,206)          (18,786)
                                                                   ---------         ---------         ---------         ---------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                                5,436                --          (148,158)          (22,459)
                                                                   ---------         ---------         ---------         ---------
    End of period                                                    (45,712)             (629)       (1,023,305)         (142,925)
                                                                   ---------         ---------         ---------         ---------
       Change in net unrealized appreciation (depreciation)
          of investments                                             (51,148)             (629)         (875,147)         (120,466)
                                                                   ---------         ---------         ---------         ---------
       Net increase (decrease) in net assets from operations       $ (43,362)        $     426         $(825,681)        $ (98,914)
                                                                   =========         =========         =========         =========

----------

(1) For the period beginning May 1, 2001 and ended June 30, 2001

(2) Formerly named Scudder Variable Life Investment Fund

(3) Formerly named Kemper Variable Series

(4) Formerly named PIMCO Low Duration Bond Portfolio



              The accompanying notes are an integral part of these
                         interim financial statements.

FARMERS VARIABLE LIFE SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND JUNE 30, 2001
(UNAUDITED)


                                                    CALVERT
                                               VARIABLE SERIES, INC.                 DREYFUS VARIABLE INVESTMENT FUND
                                            ------------------------      ------------------------------------------------------
                                               SOCIAL SMALL CAP                     QUALITY
                                               GROWTH PORTFOLIO                 BOND PORTFOLIO              SMALL CAP PORTFOLIO
                                            ---------      ---------      ---------      ---------      ---------      ---------
                                              2002          2001 (1)         2002         2001 (1)         2002         2001 (1)
                                            ---------      ---------      ---------      ---------      ---------      ---------
Increase (decrease) in net assets:
    From operations:
       Net investment income (loss)         $     (17)     $      --      $   1,724      $     (10)     $    (831)     $     (40)
       Net realized gain (loss) from
         investment transactions                  (22)            --           (145)            --            (43)           (10)
       Change in net unrealized
         appreciation (depreciation)
         of investments                          (308)             2            212            (31)       (10,681)            (4)
                                            ---------      ---------      ---------      ---------      ---------      ---------
       Net increase (decrease) in
         net assets resulting from
         operations                              (347)             2          1,791            (41)       (11,555)           (54)
                                            ---------      ---------      ---------      ---------      ---------      ---------

    From contract transactions:
       Payments received from
         contract owners                        1,968             59         75,525          1,313        156,213          1,199
       Transfers for contract
         benefits and terminations                (31)            --         (1,106)            --         (1,640)            --
       Contract maintenance charges              (769)            (2)       (27,357)          (280)       (55,002)          (521)
       Transfers between subaccounts
         (including fixed account), net         1,696             83         17,374          6,375         57,327         17,457
                                            ---------      ---------      ---------      ---------      ---------      ---------
       Net increase in net assets
         from contract transactions             2,864            140         64,436          7,408        156,898         18,135
                                            ---------      ---------      ---------      ---------      ---------      ---------
       Total increase in net assets             2,517            142         66,227          7,367        145,343         18,081
Net assets at beginning of period               3,149             --         70,652             --        122,518             --
                                            ---------      ---------      ---------      ---------      ---------      ---------
Net assets at end of period                 $   5,666      $     142      $ 136,879      $   7,367      $ 267,861      $  18,081
                                            =========      =========      =========      =========      =========      =========

Analysis of increase (decrease) in
  units outstanding:
    Units sold                                    307             13          6,641            770         15,983          1,845
    Units redeemed                                (53)            --           (416)           (36)           (24)            (9)
                                            ---------      ---------      ---------      ---------      ---------      ---------
       Increase (decrease) in units
         outstanding                              254             13          6,225            734         15,959          1,836
Beginning units                                   292             --          6,903             --         12,626             --
                                            ---------      ---------      ---------      ---------      ---------      ---------
Ending units                                      546             13         13,128            734         28,585          1,836
                                            =========      =========      =========      =========      =========      =========


                                                    DREYFUS
                                              SOCIALLY RESPONSIBLE
                                               GROWTH FUND, INC.
                                            ------------------------
                                             SOCIALLY RESPONSIBLE
                                                  GROWTH FUND
                                            ---------      ---------
                                              2002          2001 (1)
                                            ---------      ---------
Increase (decrease) in net assets:
    From operations:
       Net investment income (loss)         $     (28)     $      --
       Net realized gain (loss) from
         investment transactions                 (249)            --
       Change in net unrealized
         appreciation (depreciation)
         of investments                        (1,055)            --
                                            ---------      ---------
       Net increase (decrease) in
         net assets resulting from
         operations                            (1,332)            --
                                            ---------      ---------

    From contract transactions:
       Payments received from
         contract owners                        2,932             --
       Transfers for contract
         benefits and terminations               (102)            --
       Contract maintenance charges            (1,006)            --
       Transfers between subaccounts
         (including fixed account), net         1,646             --
                                            ---------      ---------
       Net increase in net assets
         from contract transactions             3,470             --
                                            ---------      ---------
       Total increase in net assets             2,138             --
Net assets at beginning of period               4,485             --
                                            ---------      ---------
Net assets at end of period                 $   6,623      $      --
                                            =========      =========

Analysis of increase (decrease) in
  units outstanding:
    Units sold                                    622             --
    Units redeemed                               (202)            --
                                            ---------      ---------
       Increase (decrease) in units
         outstanding                              420             --
Beginning units                                   530             --
                                            ---------      ---------
Ending units                                      950             --
                                            =========      =========

----------

(1) For the period beginning May 1, 2001 and ended June 30, 2001

(2) Formerly named Scudder Variable Life Investment Fund

(3) Formerly named Kemper Variable Series

(4) Formerly named PIMCO Low Duration Bond Portfolio



              The accompanying notes are an integral part of these
                         interim financial statements.

FARMERS VARIABLE LIFE SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND JUNE 30, 2001
(UNAUDITED)


                                                                    FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS VIP
                                                    -------------------------------------------------------------------------------
                                                       GROWTH PORTFOLIO           INDEX 500 PORTFOLIO           MID CAP PORTFOLIO
                                                    -----------------------     -----------------------     -----------------------
                                                      2002         2001 (1)        2002        2001 (1)        2002        2001 (1)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Increase (decrease) in net assets:
    From operations:
        Net investment income (loss)                $  (1,435)    $     (86)    $   1,459     $     (67)    $     136     $     (20)
        Net realized gain (loss) from investment
          transactions                                    (57)          (28)         (126)          (23)          (19)           (2)
        Change in net unrealized appreciation
          (depreciation) of investments              (102,827)         (571)      (59,884)         (375)       (4,439)          (25)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
        Net increase (decrease) in net assets
          resulting from operations                  (104,319)         (685)      (58,551)         (465)       (4,322)          (47)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
    From contract transactions:
        Payments received from contract owners        356,420         2,981       291,288         2,532        99,170           647
        Transfers for contract benefits and
          terminations                                 (3,533)           --        (2,765)           --          (840)           --
        Contract maintenance charges                 (122,308)       (1,189)     (100,767)         (934)      (31,961)         (283)
        Transfers between subaccounts
          (including fixed account), net              164,159        37,889       132,570        29,156        46,856         8,846
                                                    ---------     ---------     ---------     ---------     ---------     ---------
        Net increase in net assets from
          contract transactions                       394,738        39,681       320,326        30,754       113,225         9,210
                                                    ---------     ---------     ---------     ---------     ---------     ---------
        Total increase in net assets                  290,419        38,996       261,775        30,289       108,903         9,163

Net assets at beginning of period                     260,024            --       210,224            --        65,630            --
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at end of period                         $ 550,443     $  38,996     $ 471,999     $  30,289     $ 174,533     $   9,163
                                                    =========     =========     =========     =========     =========     =========
Analysis of increase (decrease) in units
  outstanding:

    Units sold                                         48,027         4,034        36,647         3,122        10,854           913
    Units redeemed                                        (17)          (32)          (55)          (34)          (54)           (5)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
        Increase (decrease) in units
          outstanding                                  48,010         4,002        36,592         3,088        10,800           908

Beginning units                                        29,379            --        22,847            --         6,332            --
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Ending units                                           77,389         4,002        59,439         3,088        17,132           908
                                                    =========     =========     =========     =========     =========     =========

----------

(1) For the period beginning May 1, 2001 and ended June 30, 2001

(2) Formerly named Scudder Variable Life Investment Fund

(3) Formerly named Kemper Variable Series

(4) Formerly named PIMCO Low Duration Bond Portfolio


              The accompanying notes are an integral part of these
                         interim financial statements.

FARMERS VARIABLE LIFE SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND JUNE 30, 2001
(UNAUDITED)


                                                                FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                                                    -------------------------------------------------------------------------------
                                                                                      GLOBAL ASSET             DEVELOPING MARKETS
                                                         SMALL CAP FUND             ALLOCATION FUND            SECURITIES FUND
                                                    -----------------------     -----------------------     -----------------------
                                                       2002        2001 (1)        2002       2001 (1)        2002           2001
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Increase (decrease) in net assets:
   From operations:
       Net investment income (loss)                 $    (124)    $      (7)    $      65     $      --     $     212     $       9
       Net realized gain (loss) from investment
         transactions                                     (15)           (7)          (15)           --           (19)          (54)
       Change in net unrealized appreciation
         (depreciation) of investments                (20,618)           13             6            --           262           (34)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
       Net increase (decrease) in net assets
         resulting from operations                    (20,757)           (1)           56            --           455           (79)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   From contract transactions:
       Payments received from contract owners          79,547           600         3,370            --        10,353         3,241
       Transfers for contract benefits and
         terminations                                    (770)           --           (84)           --          (354)          (60)
       Contract maintenance charges                   (27,674)         (261)       (1,196)           --        (3,180)       (1,323)
       Transfers between subaccounts
         (including fixed account), net                32,630         8,750         1,588            --         1,256         6,314
                                                    ---------     ---------     ---------     ---------     ---------     ---------
       Net increase in net assets from
         contract transactions                         83,733         9,089         3,678            --         8,075         8,172
                                                    ---------     ---------     ---------     ---------     ---------     ---------
       Total increase in net assets                    62,976         9,088         3,734            --         8,530         8,093
Net assets at beginning of period                      61,822            --         1,435            --        12,858         1,821
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at end of period                         $ 124,798     $   9,088     $   5,169     $      --     $  21,388     $   9,914
                                                    =========     =========     =========     =========     =========     =========

Analysis of increase (decrease) in units
  outstanding:
   Units sold                                           9,601           923           475            --         1,361         1,742
   Units redeemed                                          (9)           (5)          (84)           --          (174)         (552)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
       Increase (decrease) in units outstanding         9,592           918           391            --         1,187         1,190
Beginning units                                         6,564            --           156            --         2,029           119
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Ending units                                           16,156           918           547            --         3,216         1,309
                                                    =========     =========     =========     =========     =========     =========

For the period beginning May 1, 2001 and ended June 30, 2001
Formerly named Scudder Variable Life Investment Fund
Formerly named Kemper Variable Series
Formerly named PIMCO Low Duration Bond Portfolio


              The accompanying notes are an integral part of these
                         interim financial statements.

FARMERS VARIABLE LIFE SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND JUNE 30, 2001
(UNAUDITED)


                                                                        GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                                    --------------------------------------------------------------------------------
                                                             CAPITAL                   CORE SMALL
                                                           GROWTH FUND              CAP EQUITY FUND             MID CAP VALUE FUND
                                                    -----------------------     -----------------------     -----------------------
                                                       2002        2001 (1)       2002         2001 (1)        2002       2001 (1)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Increase (decrease) in net assets:
   From operations:
       Net investment income (loss)                 $  (1,410)    $     (67)    $     (10)    $      --     $  (1,745)    $     (81)
       Net realized gain (loss) from investment
         transactions                                    (104)          (23)           (5)           --           (27)           (5)
       Change in net unrealized appreciation
         (depreciation) of investments                (67,291)         (355)         (252)           --        20,911           308
                                                    ---------     ---------     ---------     ---------     ---------     ---------
       Net increase (decrease) in net assets
         resulting from operations                    (68,805)         (445)         (267)           --        19,139           222
                                                    ---------     ---------     ---------     ---------     ---------     ---------

   From contract transactions:
       Payments received from contract owners         282,976         2,470         2,668             3       291,483         2,400
       Transfers for contract benefits and
         terminations                                  (2,759)           --            --            --        (3,393)           --
       Contract maintenance charges                   (95,770)         (911)         (727)           (2)     (108,327)       (1,059)
       Transfers between subaccounts
         (including fixed account), net               137,185        29,038         3,103            18       100,596        34,921
                                                    ---------     ---------     ---------     ---------     ---------     ---------
       Net increase in net assets from contract
         transactions                                 321,632        30,597         5,044            19       280,359        36,262
                                                    ---------     ---------     ---------     ---------     ---------     ---------
       Total increase in net assets                   252,827        30,152         4,777            19       299,498        36,484

Net assets at beginning of period                     197,405            --           665            --       243,622            --
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at end of period                         $ 450,232     $  30,152     $   5,442     $      19     $ 543,120     $  36,484
                                                    =========     =========     =========     =========     =========     =========
Analysis of increase (decrease) in units
  outstanding:
   Units sold                                          38,599         3,118           476             2        25,155         3,563
   Units redeemed                                         (36)          (34)          (15)           --           (65)          (18)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
       Increase (decrease) in units outstanding        38,563         3,084           461             2        25,090         3,545

Beginning units                                        21,988            --            65            --        22,816            --
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Ending units                                           60,551         3,084           526             2        47,906         3,545
                                                    =========     =========     =========     =========     =========     =========

----------

(1) For the period beginning May 1, 2001 and ended June 30, 2001

(2) Formerly named Scudder Variable Life Investment Fund

(3) Formerly named Kemper Variable Series

(4) Formerly named PIMCO Low Duration Bond Portfolio


              The accompanying notes are an integral part of these
                         interim financial statements.

FARMERS VARIABLE LIFE SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND JUNE 30, 2001
(UNAUDITED)



                                                                                   JANUS ASPEN SERIES
                                                    -------------------------------------------------------------------------------
                                                           AGGRESSIVE                                               CAPITAL
                                                         GROWTH PORTFOLIO          BALANCED PORTFOLIO        APPRECIATION PORTFOLIO
                                                        (SERVICE SHARES)            (SERVICE SHARES)         (INSTITUTIONAL SHARES)
                                                    -----------------------     -----------------------     -----------------------
                                                       2002        2001 (1)        2002        2001 (1)        2002         2001
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Increase (decrease) in net assets:
    From operations:
       Net investment income (loss)                 $    (826)    $     (40)    $     191     $      --    $     (201)    $   3,668
       Net realized gain (loss) from investment
         transactions                                    (619)          (15)          (49)           --        (2,409)      (10,923)
         Change in net unrealized appreciation
          (depreciation) of investments               (38,047)         (223)       (1,298)           --      (117,179)      (53,811)
                                                    ---------     ---------     ---------     ---------    ----------     ---------
       Net increase (decrease) in net assets
          resulting from operations                   (39,492)         (278)       (1,156)           --      (119,789)      (61,066)
                                                    ---------     ---------     ---------     ---------    ----------     ---------
    From contract transactions:
       Payments received from contract owners         154,615         1,247        16,940            --       930,037       495,962
       Transfers for contract benefits and
          terminations                                 (1,592)           --            (4)           --       (28,546)         (979)
       Contract maintenance charges                   (54,131)         (532)       (6,978)           --      (353,839)     (175,238)
       Transfers between subaccounts
          (including fixed account), net               29,220        17,686         8,520            --       122,106       304,782
                                                    ---------     ---------     ---------     ---------    ----------     ---------
       Net increase in net assets from contract
          transactions                                128,112        18,401        18,478            --       669,758       624,527
                                                    ---------     ---------     ---------     ---------    ----------     ---------
       Total increase in net assets                    88,620        18,123        17,322            --       549,969       563,461
Net assets at beginning of period                     135,706            --        13,955            --     1,311,201       213,501
                                                    ---------     ---------     ---------     ---------    ----------     ---------
Net assets at end of period                         $ 224,326     $  18,123     $  31,277     $      --    $1,861,170     $ 776,962
                                                    =========     =========     =========     =========    ==========     =========
Analysis of increase (decrease) in units
  outstanding:
    Units sold                                         18,744         1,930         2,179            --       131,931       105,843
    Units redeemed                                       (171)           (9)         (265)           --        (1,185)       (6,324)
                                                    ---------     ---------     ---------     ---------    ----------     ---------
       Increase (decrease) in units outstanding        18,573         1,921         1,914            --       130,746        99,519
Beginning units                                        17,554            --         1,440            --       246,062        27,960
                                                    ---------     ---------     ---------     ---------    ----------     ---------
Ending units                                           36,127         1,921         3,354            --       376,808       127,479
                                                    =========     =========     =========     =========    ==========     =========

----------

(1) For the period beginning May 1, 2001 and ended June 30, 2001

(2) Formerly named Scudder Variable Life Investment Fund

(3) Formerly named Kemper Variable Series

(4) Formerly named PIMCO Low Duration Bond Portfolio


                  The accompanying notes are an integral part
                     of these interim financial statements.

FARMERS VARIABLE LIFE SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND JUNE 30, 2001
(UNAUDITED)


                                                                                   PIMCO VARIABLE INSURANCE TRUST
                                                                          ---------------------------------------------------

                                                                                  FOREIGN                       LOW
                                                                               BOND PORTFOLIO          DURATION PORTFOLIO (4)
                                                                          -----------------------     -----------------------
                                                                             2002          2001          2002          2001
                                                                          ---------     ---------     ---------     ---------
Increase (decrease) in net assets:
   From operations:
       Net investment income (loss)                                       $   1,573     $     175     $   3,201     $   1,719
       Net realized gain (loss) from investment transactions                    (11)          (20)          (14)            1
       Change in net unrealized appreciation (depreciation) of
          investments                                                         1,836            12         2,941          (146)
                                                                          ---------     ---------     ---------     ---------
       Net increase (decrease) in net assets resulting from operations        3,398           167         6,128         1,574
                                                                          ---------     ---------     ---------     ---------

   From contract transactions:
       Payments received from contract owners                                86,373         6,675       135,653        45,707
       Transfers for contract benefits and terminations                      (1,098)          (41)       (4,030)         (238)
       Contract maintenance charges                                         (28,903)       (1,346)      (51,967)      (13,325)
       Transfers between subaccounts (including fixed account), net          33,990         7,922        40,255        28,346
                                                                          ---------     ---------     ---------     ---------
       Net increase in net assets from contract transactions                 90,362        13,210       119,911        60,490
                                                                          ---------     ---------     ---------     ---------
       Total increase in net assets                                          93,760        13,377       126,039        62,064
Net assets at beginning of period                                            67,588         1,500       160,295        12,419
                                                                          ---------     ---------     ---------     ---------
Net assets at end of period                                               $ 161,348     $  14,877     $ 286,334     $  74,483
                                                                          =========     =========     =========     =========
Analysis of increase (decrease) in units outstanding:
   Units sold                                                                 8,017         1,554        10,569         5,784
   Units redeemed                                                               (86)         (340)         (104)         (203)
                                                                          ---------     ---------     ---------     ---------
       Increase (decrease) in units outstanding                               7,931         1,214        10,465         5,581
Beginning units                                                               5,994            47        14,216           888
                                                                          ---------     ---------     ---------     ---------
Ending units                                                                 13,925         1,261        24,681         6,469
                                                                          =========     =========     =========     =========


                                                                                   SCUDDER VARIABLE SERIES I (2)
                                                                          ---------------------------------------------------
                                                                                                               GLOBAL
                                                                              BOND PORTFOLIO             DISCOVERY PORTFOLIO
                                                                             (CLASS A SHARES)             (CLASS A SHARES)
                                                                          -----------------------     -----------------------
                                                                             2002         2001           2002        2001 (1)
                                                                          ---------     ---------     ---------     ---------
Increase (decrease) in net assets:
   From operations:
       Net investment income (loss)                                       $   8,976     $   1,872     $    (665)    $     (32)
       Net realized gain (loss) from investment transactions                    (46)          (55)          (41)          (10)
       Change in net unrealized appreciation (depreciation) of
          investments                                                        (6,223)       (1,467)      (15,056)         (495)
                                                                          ---------     ---------     ---------     ---------
       Net increase (decrease) in net assets resulting from operations        2,707           350       (15,762)         (537)
                                                                          ---------     ---------     ---------     ---------

   From contract transactions:
       Payments received from contract owners                                75,392        58,790       124,336         1,077
       Transfers for contract benefits and terminations                      (3,285)         (322)       (1,319)           --
       Contract maintenance charges                                         (30,427)      (16,207)      (44,007)         (432)
       Transfers between subaccounts (including fixed account), net          19,737        37,120        52,483        14,284
                                                                          ---------     ---------     ---------     ---------
       Net increase in net assets from contract transactions                 61,417        79,381       131,493        14,929
                                                                          ---------     ---------     ---------     ---------
       Total increase in net assets                                          64,124        79,731       115,731        14,392
Net assets at beginning of period                                           120,389        15,526        93,029            --
                                                                          ---------     ---------     ---------     ---------
Net assets at end of period                                               $ 184,513     $  95,257     $ 208,760     $  14,392
                                                                          =========     =========     =========     =========
Analysis of increase (decrease) in units outstanding:
   Units sold                                                                 5,525         7,407        15,937         1,544
   Units redeemed                                                              (132)         (213)          (16)          (12)
                                                                          ---------     ---------     ---------     ---------
       Increase (decrease) in units outstanding                               5,393         7,194        15,921         1,532
Beginning units                                                              10,624         1,159        10,994            --
                                                                          ---------     ---------     ---------     ---------
Ending units                                                                 16,017         8,353        26,915         1,532
                                                                          =========     =========     =========     =========

----------

(1) For the period beginning May 1, 2001 and ended June 30, 2001

(2) Formerly named Scudder Variable Life Investment Fund

(3) Formerly named Kemper Variable Series

(4) Formerly named PIMCO Low Duration Bond Portfolio


                  The accompanying notes are an integral part
                     of these interim financial statements.

FARMERS VARIABLE LIFE SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND JUNE 30, 2001
(UNAUDITED)


                                                                    SCUDDER VARIABLE SERIES I, CONTINUED) (2)
                                                    -------------------------------------------------------------------------------
                                                          GROWTH AND            INTERNATIONAL PORTFOLIO             MONEY
                                                       INCOME PORTFOLIO            (CLASS A SHARES)            MARKET PORTFOLIO
                                                    ---------     ---------     ---------     ---------     ---------     ---------
                                                      2002           2001          2002          2001         2002          2001
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Increase (decrease) in net assets:
    From operations:
       Net investment income (loss)                 $   3,988     $  12,278     $   2,371     $  11,238     $      51     $     385
       Net realized gain (loss) from investment
         transactions                                  (1,091)       (4,261)         (422)         (991)           --            --
       Change in net unrealized appreciation
         (depreciation) of investments               (122,335)      (20,607)      (23,075)      (20,979)           --            --
                                                    ---------     ---------     ---------     ---------     ---------     ---------
       Net increase (decrease) in net assets
         resulting from operations                   (119,438)      (12,590)      (21,126)      (10,732)           51           385
                                                    ---------     ---------     ---------     ---------     ---------     ---------
    From contract transactions:
       Payments received from contract owners         406,166       347,138       413,950        59,350        15,179         4,433
       Transfers for contract benefits and
         terminations                                 (19,251)         (868)       (6,159)         (153)         (305)         (173)
       Contract maintenance charges                  (163,067)     (122,337)     (146,373)      (21,553)       (5,725)       (2,495)
       Transfers between subaccounts (including
         fixed account), net                             (796)      175,034       132,757        66,316          (396)          977
                                                    ---------     ---------     ---------     ---------     ---------     ---------
       Net increase in net assets from contract
         transactions                                 223,052       398,967       394,175       103,960         8,753         2,742
                                                    ---------     ---------     ---------     ---------     ---------     ---------
       Total increase in net assets                   103,614       386,377       373,049        93,228         8,804         3,127

Net assets at beginning of period                     761,946       158,272       355,652        27,248        13,596         1,912
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at end of period                         $ 865,560     $ 544,649     $ 728,701     $ 120,476     $  22,400     $   5,039
                                                    =========     =========     =========     =========     =========     =========
Analysis of increase (decrease) in units
  outstanding:

    Units sold                                         28,578        49,064        75,369        15,845         1,243         2,206
    Units redeemed                                       (525)       (4,293)          (94)         (526)         (428)       (1,921)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
       Increase (decrease) in units outstanding        28,053        44,771        75,275        15,319           815           285

Beginning units                                        91,915        14,581        65,699         2,994         1,268            88
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Ending units                                          119,968        59,352       140,974        18,313         2,083           373
                                                    =========     =========     =========     =========     =========     =========

----------

(1) For the period beginning May 1, 2001 and ended June 30, 2001

(2) Formerly named Scudder Variable Life Investment Fund

(3) Formerly named Kemper Variable Series

(4) Formerly named PIMCO Low Duration Bond Portfolio


                  The accompanying notes are an integral part
                     of these interim financial statements.

FARMERS VARIABLE LIFE SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND JUNE 30, 2001
(UNAUDITED)


                                                                                      SCUDDER VARIABLE SERIES II (3)
                                                                        -----------------------------------------------------------
                                                                                GOVERNMENT
                                                                          SECURITIES PORTFOLIO              HIGH YIELD PORTFOLIO
                                                                        ---------------------------     ---------------------------
                                                                            2002            2001            2002           2001
                                                                        -----------     -----------     -----------     -----------
Increase (decrease) in net assets:
    From operations:
        Net investment income (loss)                                    $     9,332     $     2,065     $     8,320     $       230
        Net realized gain (loss) from investment transactions                   (20)            (41)            (96)            (44)
        Change in net unrealized appreciation (depreciation) of
           investments                                                        1,082         (19,841)        (13,896)           (656)
                                                                        -----------     -----------     -----------     -----------
        Net increase (decrease) in net assets resulting from
          operations                                                         10,394         (17,817)         (5,672)           (470)
                                                                        -----------     -----------     -----------     -----------
    From contract transactions:
        Payments received from contract owners                              177,305          72,807          79,462           2,832
        Transfers for contract benefits and terminations                     (5,627)           (360)         (1,503)            (60)
        Contract maintenance charges                                        (69,908)        (20,912)        (28,357)         (1,111)
        Transfers between subaccounts (including fixed account), net         41,125          60,341          34,306           7,123
                                                                        -----------     -----------     -----------     -----------
        Net increase in net assets from contract transactions               142,895         111,876          83,908           8,784
                                                                        -----------     -----------     -----------     -----------
        Total increase in net assets                                        153,289          94,059          78,236           8,314

Net assets at beginning of period                                           228,643          18,534          60,631           1,435
                                                                        -----------     -----------     -----------     -----------
Net assets at end of period                                             $   381,932     $   112,593     $   138,867     $     9,749
                                                                        ===========     ===========     ===========     ===========
Analysis of increase (decrease) in units outstanding:

    Units sold                                                               12,228           8,602           9,057             930
    Units redeemed                                                              (88)           (246)            (98)            (44)
                                                                        -----------     -----------     -----------     -----------
        Increase (decrease) in units outstanding                             12,140           8,356           8,959             886

Beginning units                                                              19,761           1,438           6,532              48
                                                                        -----------     -----------     -----------     -----------
Ending units                                                                 31,901           9,794          15,491             934
                                                                        ===========     ===========     ===========     ===========


                                                                                     SCUDDER VARIABLE SERIES II (3)
                                                                        -----------------------------------------------------------
                                                                                 SMALL CAP                   DREMAN HIGH RETURN
                                                                             GROWTH PORTFOLIO                 EQUITY PORTFOLIO
                                                                        ---------------------------     ---------------------------
                                                                            2002            2001            2002            2001
                                                                        -----------     -----------     -----------     -----------
Increase (decrease) in net assets:
    From operations:
        Net investment income (loss)                                    $      (387)    $     4,106     $    10,735     $     1,989
        Net realized gain (loss) from investment transactions                (1,177)         (2,118)             (6)           (141)
        Change in net unrealized appreciation (depreciation) of
           investments                                                      (22,827)         (4,825)       (214,203)          4,119
                                                                        -----------     -----------     -----------     -----------
        Net increase (decrease) in net assets resulting from
          operations                                                        (24,391)         (2,837)       (203,474)          5,967
                                                                        -----------     -----------     -----------     -----------
    From contract transactions:
        Payments received from contract owners                               45,082          35,917         970,719         245,875
        Transfers for contract benefits and terminations                     (1,433)            (25)        (22,088)           (660)
        Contract maintenance charges                                        (17,634)        (13,448)       (359,114)        (90,316)
        Transfers between subaccounts (including fixed account), net           (155)         19,215         266,752         198,964
                                                                        -----------     -----------     -----------     -----------
        Net increase in net assets from contract transactions                25,860          41,659         856,269         353,863
                                                                        -----------     -----------     -----------     -----------
        Total increase in net assets                                          1,469          38,822         652,795         359,830

Net assets at beginning of period                                            85,110          14,176       1,049,639         117,541
                                                                        -----------     -----------     -----------     -----------
Net assets at end of period                                             $    86,579     $    52,998     $ 1,702,434     $   477,371
                                                                        ===========     ===========     ===========     ===========
Analysis of increase (decrease) in units outstanding:

    Units sold                                                                6,640           8,209          62,010          25,933
    Units redeemed                                                             (309)           (647)            (16)         (1,115)
                                                                        -----------     -----------     -----------     -----------
        Increase (decrease) in units outstanding                              6,331           7,562          61,994          24,818

Beginning units                                                              18,580           2,053          76,910           7,812
                                                                        -----------     -----------     -----------     -----------
Ending units                                                                 24,911           9,615         138,904          32,630
                                                                        ===========     ===========     ===========     ===========

----------

(1) For the period beginning May 1, 2001 and ended June 30, 2001

(2) Formerly named Scudder Variable Life Investment Fund

(3) Formerly named Kemper Variable Series

(4) Formerly named PIMCO Low Duration Bond Portfolio


                  The accompanying notes are an integral part
                     of these interim financial statements.

FARMERS VARIABLE LIFE SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND JUNE 30, 2001
(UNAUDITED)


                                                                                WM VARIABLE TRUST
                                                ---------------------------------------------------------------------------------
                                                         EQUITY                      MID CAP                   SMALL CAP
                                                      INCOME FUND                  STOCK FUND                  STOCK FUND
                                                -------------------------   -------------------------   -------------------------
                                                   2002         2001 (1)        2002        2001 (1)        2002        2001 (1)
                                                -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets:
    From operations:
        Net investment income (loss)            $       390   $        --   $     3,550   $       (16)  $     9,077   $     1,070
        Net realized gain (loss) from
          investment transactions                       (42)           --           (26)           (1)       (1,291)          (15)
        Change in net unrealized appreciation
          (depreciation) of investments              (1,388)           (1)       (8,367)          155       (51,148)         (629)
                                                -----------   -----------   -----------   -----------   -----------   -----------
        Net increase (decrease) in net assets
          resulting from operations                  (1,040)           (1)       (4,843)          138       (43,362)          426
                                                -----------   -----------   -----------   -----------   -----------   -----------
    From contract transactions:
        Payments received from contract owners       13,605            14        99,699           598        82,340           599
        Transfers for contract benefits and
          terminations                                  (23)           --          (813)           --          (722)           --
        Contract maintenance charges                 (5,393)           (6)      (34,526)         (264)      (27,535)         (268)
        Transfers between subaccounts
          (including fixed account), net              5,631            22        32,184         8,733        38,024         8,747
                                                -----------   -----------   -----------   -----------   -----------   -----------
        Net increase in net assets from
          contract transactions                      13,820            30        96,544         9,067        92,107         9,078
                                                -----------   -----------   -----------   -----------   -----------   -----------
        Total increase in net assets                 12,780            29        91,701         9,205        48,745         9,504
Net assets at beginning of period                     9,272            --        76,228            --        70,061            --
                                                -----------   -----------   -----------   -----------   -----------   -----------
Net assets at end of period                     $    22,052   $        29   $   167,929   $     9,205   $   118,806   $     9,504
                                                ===========   ===========   ===========   ===========   ===========   ===========
Analysis of increase (decrease) in units
  outstanding:
    Units sold                                        1,505             3         9,395           869        12,643           827
    Units redeemed                                     (143)           --          (205)           (4)         (245)           (4)
                                                -----------   -----------   -----------   -----------   -----------   -----------
        Increase (decrease) in units
          outstanding                                 1,362             3         9,190           865        12,398           823
Beginning units                                         902            --         7,209            --         7,266            --
                                                -----------   -----------   -----------   -----------   -----------   -----------
Ending units                                          2,264             3        16,399           865        19,664           823
                                                ===========   ===========   ===========   ===========   ===========   ===========


                                                           TOTALS
                                                 -------------------------
                                                     2002          2001
                                                 -----------   -----------
Increase (decrease) in net assets:
    From operations:
        Net investment income (loss)             $    57,672   $    40,338
        Net realized gain (loss) from
          investment transactions                     (8,206)      (18,786)
        Change in net unrealized appreciation
          (depreciation) of investments             (875,147)     (120,466)
                                                 -----------   -----------
        Net increase (decrease) in net assets
          resulting from operations                 (825,681)      (98,914)
                                                 -----------   -----------
    From contract transactions:
        Payments received from contract owners     5,480,766     1,396,466
        Transfers for contract benefits and
          terminations                              (115,175)       (3,939)
        Contract maintenance charges              (2,003,928)     (486,555)
        Transfers between subaccounts
          (including fixed account), net           1,553,729     1,134,459
                                                 -----------   -----------
        Net increase in net assets from
          contract transactions                    4,915,392     2,040,431
                                                 -----------   -----------
        Total increase in net assets               4,089,711     1,941,517
Net assets at beginning of period                  5,867,430       583,885
                                                 -----------   -----------
Net assets at end of period                      $ 9,957,141   $ 2,525,402
                                                 ===========   ===========
Analysis of increase (decrease) in units
  outstanding:
    Units sold
    Units redeemed

        Increase (decrease) in units
          outstanding
Beginning units

Ending units

----------

(1) For the period beginning May 1, 2001 and ended June 30, 2001

(2) Formerly named Scudder Variable Life Investment Fund

(3) Formerly named Kemper Variable Series

(4) Formerly named PIMCO Low Duration Bond Portfolio

              The accompanying notes are an integral part of these
                         interim financial statements.

FARMERS VARIABLE LIFE SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO INTERIM FINANCIAL STATEMENTS (UNAUDITED)



1.      THE COMPANY

        The Farmers Variable Life Separate Account A (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Farmers New World Life Insurance Company (the Company) during 2000 and exists in accordance with the regulations of the Office of the Insurance Commission of the State of Washington. The Company is a wholly-owned subsidiary of Farmers Group, Inc. (FGI). FGI is a stockholding and management company, whose ultimate parent is Zurich Financial Services Group.

        Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable universal life contracts is not chargeable with liabilities arising out of any other business the Company may conduct, but the obligations of the Account, including benefits related to variable life insurance, are obligations of the Company.

        The Account is a funding vehicle for individual variable universal life contracts consisting of optional riders for additional insurance benefits. Investments are made in the portfolios of the Funds and are valued at the reported net asset values of such portfolios, which value their investment securities at fair value. Transactions are recorded on a trade date basis. The deposits collected for these contracts are invested at the direction of the contract holders in the sub-accounts that comprise the Account. The value of each subaccount will increase or decrease, depending on the investment performance of the corresponding portfolio. The sub-accounts invest in the following underlying mutual fund portfolios (collectively, the Funds):

        CALVERT VARIABLE SERIES, INC.
        Social Small Cap Growth Portfolio

        DREYFUS VARIABLE INVESTMENT FUND
        Quality Bond Portfolio
        Small Cap Portfolio

        DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

        FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS VIP
        Growth Portfolio
        Index 500 Portfolio
        Mid Cap Portfolio

FARMERS VARIABLE LIFE SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO INTERIM FINANCIAL STATEMENTS (UNAUDITED), CONTINUED



1.      THE COMPANY (CONTINUED)

        FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
        Small Cap Fund
        Global Asset Allocation Fund
        Developing Markets Securities Fund

        GOLDMAN SACHS VARIABLE INSURANCE TRUST
        Capital Growth Fund
        CORE Small Cap Equity Fund
        Mid Cap Value Fund

        JANUS ASPEN SERIES
        Aggressive Growth Portfolio
        Balanced Portfolio
        Capital Appreciation Portfolio

        PIMCO VARIABLE INSURANCE TRUST
        Foreign Bond Portfolio
        Low Duration Portfolio

        SCUDDER VARIABLE SERIES I (FORMERLY SCUDDER VARIABLE LIFE INVESTMENT
        FUND)
        Bond Portfolio
        Global Discovery Portfolio
        Growth and Income Portfolio
        International Portfolio
        Money Market Portfolio

        SCUDDER VARIABLE SERIES II (FORMERLY KEMPER VARIABLE SERIES) Government Securities Portfolio
        High Yield Portfolio
        Small Cap Growth Portfolio
        Dreman High Return Equity Portfolio

        WM VARIABLE TRUST
        Equity Income Fund
        Mid Cap Stock Fund
        Small Cap Stock Fund

FARMERS VARIABLE LIFE SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO INTERIM FINANCIAL STATEMENTS (UNAUDITED), CONTINUED



1.      THE COMPANY (CONTINUED)

        The Company owns the assets in the Account, and is obligated to pay all benefits under the policies the Company issues. The Company provides insurance and administrative services to the contract holders for a fee. The Company also maintains a fixed account (Fixed Account), to which contract holders may direct their deposits and receive a fixed rate of return.

        The Company has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

        The interim financial statements for the six month periods are unaudited. In the opinion of management, these unaudited financial statements include all adjustments (consisting only of normal recurring accruals) necessary for a fair presentation of the financial position and the changes in net assets in accordance with generally accepted accounting principles for variable life separate accounts registered as unit investment trusts. These unaudited financial statements should be read in conjunction with the audited financial statements for the year ended December 31, 2001. The nature of the Company's business is such that the results of any interim period are not necessarily indicative of results for a full year.

2.      SIGNIFICANT ACCOUNTING POLICIES

        USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

        The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

        VALUATION OF INVESTMENTS AND ACCUMULATION UNIT VALUES

        Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value per share of the respective portfolios at June 28, 2002. Accumulation unit values are computed daily based on total net assets of the Account.

        REALIZED GAINS AND LOSSES

        Realized gains and losses represent the difference between the proceeds from sales of shares and the cost of such shares, which are determined using the specific identification method.

FARMERS VARIABLE LIFE SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO INTERIM FINANCIAL STATEMENTS (UNAUDITED), CONTINUED



2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

        FEDERAL INCOME TAX

        The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

        DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

        Dividend income and capital gain distributions received by the Funds are reinvested in additional Fund shares and are recognized on the ex-distribution date.

3.      EXPENSES

        MORTALITY AND EXPENSE RISK CHARGE

        The Company assumes mortality and expense risk related to the operations of the Account and deducts charges daily. The mortality and expense risk charge covers insurance benefits available with the contracts and certain expense of the contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. The charge is equal to the contract value in each sub-account multiplied by the daily pro rata portion of the annual mortality and expense risk charge rate of 0.90%.

        CONTRACT MAINTENANCE CHARGES

        Surrender charge

        The Company will deduct a surrender charge if, during the first 14 policy years, the policyholder fully surrenders the policy, takes a partial withdrawal from the policy (if it has a level death benefit), or decreases the principal sum. The surrender charge in some cases may be significant. Under some circumstances the level of surrender charges might result in no contract value available for pay-out.

        Premium charge

        The Company currently deducts 3.5% from each premium and credits the remaining 96.5% to the contract value. This charge compensates the Company for distribution expenses and state premium taxes.

FARMERS VARIABLE LIFE SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO INTERIM FINANCIAL STATEMENTS (UNAUDITED), CONTINUED


3.      EXPENSES (CONTINUED)

        Cost of insurance charge

        The Company will deduct a monthly charge to cover the cost of providing the policy benefits. The charge will vary from policy to policy based on the insured's characteristics, as well as the optional riders selected by the insured.

        Administrative charge

        The Company deducts a monthly administrative charge of $5 per contract and guarantees this charge will not exceed $8.

Registrant hereby incorporates by reference into this Post-Effective Amendment No. 4 the Prospectus for the Farmers Variable Universal Life Policy filed in Post-Effective Amendment No. 3 to this Registration Statement for Farmers Variable Life Separate Account A, File No. 333-84023 (April 26, 2002).

                                     Part II

                           UNDERTAKING TO FILE REPORTS

        Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                    STATEMENT WITH RESPECT TO INDEMNIFICATION

        Under its By-laws, Farmers New World Life Insurance Company, to the full extent permitted by the Washington Business Corporation Act, will indemnify any person who was or is a party to any proceeding by reason of the fact that he or she is or was a director of Farmers, as provided below.

By-laws of Farmers New World Life Insurance Company (as amended October 24,
1995)


              INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES

SECTION 47.

        (a) RIGHT OF INDEMNITY. Each person who acts as a Director, officer or employee of the corporation shall be indemnified by the corporation for all sums which he becomes obligated to pay, (including counsel fees, expenses and court costs actually and necessarily incurred by him) in connection with any action, suit or proceeding in which he is made a party by reason of his being, or having been a Director, officer, or employee of the corporation, except in relation to matters as to which he shall be adjudged in such action, suit or proceeding to be liable for bad faith or misconduct in the performance of his duties as such Director, officer or employee, and except any sum paid to the corporation in settlement of an action, suit or proceeding based upon bad faith or misconduct in the performance of his duties.

        (b) SCOPE OF INDEMNITY. The right of indemnification in this article provided shall inure to each Director, officer and employee of the corporation, whether or not he is such Director, officer or employee at the time he shall become obligated to pay such sums, and whether or not the claim asserted against him is based on matters which antedate the adoption of this article; and in the event of his death shall extend to his legal representatives. Each person who shall act as a Director, officer or employee of the corporation shall be deemed to be doing so in reliance upon such right of indemnification; and such right shall not be deemed exclusive of any other right to which any such person may be entitled, under any by-law, agreement, vote of stockholders, or otherwise.

        (c) DETERMINATION OF CLAIMS FOR INDEMNITY. The Board of Directors of the corporation, acting at a meeting at which a majority of the quorum is unaffected by self-interest (notwithstanding that other members of the quorum present but not voting may be so affected), shall determine the propriety and reasonableness of any indemnity claimed under this article, and such determination shall be final and conclusive. If, however, a majority of a quorum of the Board which is unaffected by self-interest and willing to act is not obtainable, the Board in its discretion may appoint from among the stockholders who are not Directors or officers or employees of the corporation, a committee of two or more persons to consider and determine any such question, and the determination of such committee shall be final and conclusive.

                              RULE 484 UNDERTAKING

        Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                 REPRESENTATION PURSUANT TO SECTION 26(f)(2)(A)

        Farmers New World Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

        The facing sheet.

        Supplement to the prospectus.
        Statement of incorporation by reference to the prospectus.

        Undertaking to file reports.
        Statement with respect to indemnification.
        Rule 484 undertaking.
        Representation pursuant to Section 26(f)(2)(A).
        The signatures.

        Written consents of the following persons: Joel Kuni, M. Douglas Close, PricewaterhouseCoopers LLP, Deloitte & Touche LLP, and Sutherland
        Asbill & Brennan LLP.

        The following exhibits, corresponding to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:

        1.

                A.

                        (1) Resolution of the Board of Directors of Farmers New World Life Insurance Company establishing Farmers Variable Life Separate Account A.(1)

                        (2)     Not Applicable.

                        (3)     (a)    Form of Distribution Agreement.(2)

                                (b)    Form of Investors Brokerage Services,
                                       Inc. Registered Representative
                                       Agreement.(2)

                                (c) Distribution Agreement between Farmers New World Life Insurance Company and Farmers Financial Solutions LLC.(6)

                                (d)    Registered Representative Agreement
                                       Farmers Financial Solutions LLC.(6)

                                (e)    Commission Rate Schedule. (7)

                        (4)     Not Applicable.

                        (5)     (a)    Revised Specimen Flexible Premium
                                       Variable Life Insurance Policy.(3)

                                (b)    Revised Monthly Disability Benefit
                                       Rider.(3)

                                (c)    Revised Waiver of Deduction Benefit
                                       Rider.(3)

                                (d)    Revised Accidental Death Benefit
                                       Rider.(3)

                                (e) Revised Additional Insured Term Insurance Rider.(3)

                                (f)    Revised Children's Term Insurance
                                       Rider.(3)

                                (g)    Automatic Increase Benefit Rider.(3)

                                (h)    Accelerated Benefit Rider.(3)

                        (6)     (a)    Articles of Incorporation of Farmers New
                                       World Life Insurance Company.(1)

                                (b)    By-laws of Farmers New World Life
                                       Insurance Company.(1)

                        (7)     Not applicable.

                        (8)     (a)    Participation Agreement among Kemper
                                       Variable Series, Scudder Kemper
                                       Investments, Inc., Kemper Distributors,
                                       Inc. and Farmers New World Life Insurance
                                       Company.(4)

                                (b) Participation Agreement between Scudder Variable Life Investment Fund and Farmers New World Life Insurance Company.(4)

                                (c) Participation Agreement (Institutional Shares) among Janus Aspen Series, Janus Capital Corporation and Farmers New World Life Insurance Company.(4)

                                (d) Participation Agreement among Farmers New World Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.(4)

                                (e) Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company.(2)

                                (f)    Consulting Services Agreement between
                                       McCamish Systems, L.L.C. and Farmers New
                                       World Life Insurance Company.(2)

                                (g) Form of Master Administration Agreement between McCamish Systems, L.L.C. and Farmers New World Life Insurance Company.(2)

                                (h)    Amendment No. 1 to Participation
                                       Agreement among Franklin Templeton
                                       Variable Insurance Products Trust,
                                       Franklin Templeton Distributors, Inc. and
                                       Farmers New World Life Insurance Company.
                                       (6)

                                (i)    Amendment No. 2 to Participation
                                       Agreement among Franklin Templeton
                                       Variable Insurance Products Trust,
                                       Franklin Templeton Distributors, Inc. and
                                       Farmers New World Life Insurance Company.
                                       (6)

                                (j)    Amendment No. 1 to Participation
                                       Agreement among Farmers New World Life
                                       Insurance Company, PIMCO Variable
                                       Insurance Trust and PIMCO Funds
                                       Distributors LLC. (6)

                                (k)    Amendment No. 1 to Participation
                                       Agreement between Scudder Variable Life
                                       Investment Fund and Farmers New World
                                       Life Insurance Company.(6)

                                (l)    Participation Agreement among Calvert
                                       Variable Series, Inc., Calvert
                                       Distributors, Inc. and Farmers New World
                                       Life Insurance Company. (6)

                                (m) Participation Agreement between Dreyfus Variable Investment Fund and the Dreyfus Socially Responsible Growth Fund, Inc. and Farmers New World Life Insurance Company.(6)

                                (n)    Participation Agreement among Goldman
                                       Sachs Variable

                                       Insurance Trust, Goldman, Sachs & Co. and
                                       Farmers New World Life Insurance
                                       Company.(6)

                                (o) Participation Agreement (Service Shares) among Janus Aspen Series, Janus Capital Corporation and Farmers New World Life Insurance Company.(6)

                                (p) Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Farmers New World Life Insurance Company.(6)

                                (q) Participation Agreement among WM Variable Trust, WM Funds Distributor, Inc. and Farmers New World Life Insurance Company.(6)

                                (r)    Amendment No. 1 to Participation
                                       Agreement among WM Variable Trust, WM
                                       Funds Distributor, Inc. and Farmers New
                                       World Life Insurance Company.(8)

                                (s) Master Administration Agreement between McCamish Systems, LLC and Farmers New World Life Insurance Company dated as of April 1, 2001.(8)

                                (t)    Amendment No. 2 to Participation
                                       Agreement among WM Variable Trust, WM
                                       Funds Distributor, Inc. and Farmers New
                                       World Life Insurance Company.(10)

                        (9)     Not applicable.

                        (10)    (a)    Form of Application for Flexible Premium
                                       Life Insurance.(3)

                                (b)    Form of Variable Policy Application
                                       Supplement.(4)

                                (c)    Revised Variable Policy Application
                                       Supplement.(8)(10)

                        (11)    (a)    Description of issuance, transfer and
                                       redemption procedures.(3)

                                (b) Revised description of issuance, transfer and redemption procedures.(5)

                                (c) Revised description of issuance, transfer and redemption procedures.(7)

                                (d) Revised description of issuance, transfer and redemption procedures (May 2002).(9)

                B.      Not applicable.

                C.      Not applicable.

        2. Opinion and consent of M. Douglas Close, Esq. as to the legality of the securities being registered.(11)

        3.      Not applicable.

        4.      Not applicable.

        5.      Not applicable.

        6. Opinion and consent of Joel Kuni, as to actuarial matters pertaining to the securities being registered.(11)

        7.      (a)(i) Consent of PricewaterhouseCoopers LLP.(11)

                (a)(ii) Consent of Deloitte & Touche LLP.(11)

                (b) Consent of Sutherland Asbill & Brennan LLP.(11)

        8.      Powers of Attorney.(1)(7)(11)

--------------

(1) Incorporated herein by reference to the initial registration statement on Form S-6 for Farmers Variable Life Separate Account A filed with the SEC via EDGARLINK on July 29, 1999 (File No. 333-84023).

(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC via EDGARLINK on November 15, 1999 (File No. 333-85183).

(3) Incorporated herein by reference to Pre-Effective Amendment No. 1 to this registration statement on Form S-6 for Farmers Variable Life Separate Account A filed with the SEC via EDGARLINK on December 2, 1999 (File No. 333-84023).

(4) Incorporated herein by reference to Post-Effective Amendment No. 1 to the registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC via EDGARLINK on April 21, 2000 (File No. 333-85183).

(5) Incorporated herein by reference to Post-Effective Amendment No. 1 to this registration statement on Form S-6 for Farmers Variable Life Separate Account A filed with the SEC via EDGARLINK on April 21, 2000 (File No. 333-84023).

(6) Incorporated herein by reference to Post-Effective Amendment No. 2 to the registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC via EDGARLINK on April 27, 2001 (File No. 333-85183).

(7) Incorporated herein by reference to Post-Effective Amendment No. 2 to this registration statement on Form S-6 for Farmers Variable Life Separate Account A filed with the SEC via EDGARLINK on April 27, 2001 (File No. 333-84023).

(8) Incorporated herein by reference to Post-Effective Amendment No. 3 to the registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC via EDGARLINK on April 26, 2002 (File No. 333-85183).

(9) Incorporated herein by reference to Post-Effective Amendment No. 3 to this registration statement on Form S-6 for Farmers Variable Life Separate Account A filed with the SEC via EDGARLINK on April 26, 2002 (File No. 333-84023).

(10) Incorporated herein by reference to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC via EDGARLINK on August 27, 2002 (File No. 333-85183).

(11)    Filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant, Farmers Variable Life Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has duly caused this Post-Effective Amendment No. 4 to the registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Mercer Island, the State of Washington, on this 23 day of August, 2002.



                                        FARMERS VARIABLE LIFE
                                        SEPARATE ACCOUNT A (Registrant)



Attest: /s/ John R. Patton              By: /s/ C. Paul Patsis
        ------------------------            ------------------------
        John R. Patton                      C. Paul Patsis
        Assistant Vice President            President
           and Secretary                    Farmers New World Life
        Farmers New World Life                 Insurance Company
           Insurance Company


                                        FARMERS NEW WORLD LIFE INSURANCE COMPANY
                                        (DEPOSITOR)



Attest: /s/ John R. Patton              By: /s/ C. Paul Patsis
        ------------------------            ------------------------
        John R. Patton                      C. Paul Patsis
        Assistant Vice President            President
           and Secretary                    Farmers New World Life
        Farmers New World Life                Insurance Company
            Insurance Company

        As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                                          Title                          Date
---------------------               -----------------------------------      ---------------
/s/ Jerry J. Carnahan               Chief Marketing Officer and              August 23, 2002
-----------------------------       Director
Jerry J. Carnahan*


/s/ Martin D. Feinstein             Chairman of the Board and Director       August 23, 2002
-----------------------------
Martin D. Feinstein*


/s/ Paul N. Hopkins                 Director                                 August 23, 2002
-----------------------------
Paul N. Hopkins*


/s/ Michael W. Keller               Vice President and Director              August 23, 2002
-----------------------------
Michael W. Keller*


/s/ Ryan R. Larson                  Vice President, Actuary and Director     August 23, 2002
-----------------------------
Ryan R. Larson*


/s/ C. Paul Patsis                  President, Chief Executive Officer       August 23, 2002
-----------------------------       and Director
C. Paul Patsis*                     (Principal Executive Officer)


/s/ James I. Randolph               Vice President, Assistant Secretary      August 23, 2002
-----------------------------       and Director
James I. Randolph*


/s/ Gary R. Severson                Director                                 August 23, 2002
-----------------------------
Gary R. Severson*


/s/ Richard M. Shriver              Director                                 August 23, 2002
-----------------------------
Richard M. Shriver*


/s/ John F. Sullivan, Jr.           Director                                 August 23, 2002
-----------------------------
John F. Sullivan, Jr.*


/s/ David A. Demmon                 Assistant Treasurer                      August 26, 2002
-----------------------------       (Principal Financial Officer and
David A. Demmon                     Principal Accounting Officer)






/s/ C. Paul Patsis                  On August 23, 2002, as Attorney-in-Fact
-----------------------------       pursuant to powers of attorney filed
*  By:  C. Paul Patsis              herewith or by previous amendment.

                                  EXHIBIT INDEX


Exhibit 2 Opinion and consent of M. Douglas Close, Esq. as to the legality of the securities being registered

Exhibit 6 Opinion and consent of Joel Kuni, as to actuarial matters pertaining to the securities being registered

Exhibit 7(a)(i)    Consent of PricewaterhouseCoopers LLP

Exhibit 7(a)(ii)   Consent of Deloitte & Touche LLP

Exhibit 7(b)       Consent of Sutherland Asbill & Brennan LLP

Exhibit 8          Powers of Attorney